Dreyfus Variable Investment Fund

Appreciation Portfolio

Balanced Portfolio

Disciplined Stock Portfolio

Growth and Income Portfolio

International Equity Portfolio

International Value Portfolio

Limited Term High Income Portfolio

Money Market Portfolio

Quality Bond Portfolio

Small Cap Portfolio

Small Company Stock Portfolio

Special Value Portfolio

PROSPECTUS May 1, 2001

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.



                                               Dreyfus Variable Investment Fund

The Portfolios

Contents

The Portfolios
--------------------------------------------------------------------------------

    Appreciation Portfolio                                                2

    Balanced Portfolio                                                    6

    Disciplined Stock Portfolio                                          10

    Growth and Income Portfolio                                          14

    International Equity Portfolio                                       18

    International Value Portfolio                                        22

    Limited Term
    High Income Portfolio                                                26

    Money Market Portfolio                                               30

    Quality Bond Portfolio                                               34

    Small Cap Portfolio                                                  38

    Small Company Stock Portfolio                                        42

    Special Value Portfolio                                              46

Management                                                               50

Financial Highlights                                                     53

Account Information
--------------------------------------------------------------------------------

Account Policies                                                         65

Distributions and Taxes                                                  66

Exchange Privilege                                                       66

For More Information
--------------------------------------------------------------------------------

INFORMATION  ON  THE  PORTFOLIOS' RECENT STRATEGIES AND HOLDINGS CAN BE FOUND IN
THE    CURRENT    ANNUAL/SEMIANNUAL    REPORT.    SEE    BACK    COVER.

Portfolio shares are offered only to separate accounts established by insurance companies to fund variable annuity contracts ("VA contracts") and variable life insurance policies (" VLI policies" ). Individuals may not purchase shares directly from, or place sell orders directly with, the portfolios. The VA contracts and the VLI policies are described in the separate prospectuses issued by the participating insurance companies, over which the portfolios assume no responsibility. Conflicts may arise between the interests of VA contract holders and VLI policyholders. The board of trustees will monitor events to identify any material conflicts and, if such conflicts arise, determine what action, if any, should be taken.

Each portfolio (except Money Market Portfolio) currently offers two classes of shares: Initial shares and Service shares. VA contract holders and VLI policyholders should consult the applicable prospectus of the separate account of the participating insurance company to determine which class of fund shares may be purchased by the separate account.

Each portfolio has its own investment strategy and risk/return profile. The differences in strategy among the portfolios determine the types of securities in which each portfolio invests and can be expected to affect the degree of risk each portfolio is subject to and its performance.

While the portfolios' investment objectives and policies may be similar to those of other funds managed by the investment advisers, the portfolios' investment results may be higher or lower than, and may not be comparable to, those of the other funds.

                                                                       The Fund
Page 1
                                                         Appreciation Portfolio

GOAL/APPROACH

The portfolio seeks long-term capital growth consistent with the preservation of capital; current income is a secondary goal. To pursue these goals, the portfolio invests in common stocks focusing on "blue chip" companies with total market capitalization of more than $5 billion at the time of purchase, including multinational companies. These established companies have demonstrated sustained patterns of profitability, strong balance sheets, an expanding global presence and the potential to achieve predictable, above-average earnings growth.

In choosing stocks, the portfolio looks primarily for growth companies. The portfolio first identifies economic sectors it believes will expand over the next three to five years or longer. Using fundamental analysis, the portfolio then seeks companies within these sectors that have demonstrated sustained patterns of profitability, strong balance sheets, an expanding global presence and the potential to achieve predictable, above-average earnings growth. The portfolio is also alert to companies which it considers undervalued in terms of earnings, assets or growth prospects. The portfolio generally maintains relatively large positions in the securities it purchases.

The portfolio typically employs a "buy-and-hold" investment strategy, and seeks to keep annual portfolio turnover below 15%. As a result, the portfolio invests for long-term growth rather than short-term profits.

The portfolio typically sells a stock when there is a change in a company's business fundamentals or in the portfolio's view of company management.

Concepts to understand

"BLUE CHIP" COMPANIES: established companies that are considered "known quantities." These companies often have a long record of profit growth and dividend payment and a reputation for quality management, products and services

MULTINATIONAL COMPANIES: large, established, globally managed companies that manufacture and distribute their products and services throughout the world. These companies often have the resources to weather economic shifts, though they can be slower to innovate than small companies. They may be subject to the risks that are involved in investing in foreign securities.

"BUY-AND-HOLD" STRATEGY: an investment strategy characterized by a low portfolio turnover rate, which helps reduce the portfolio's trading costs and minimizes tax liability by limiting the distribution of capital gains.

Page 2

MAIN RISKS

While stocks have historically been a leading choice of long-term investors, they do fluctuate in price depending on the performance of the companies that issued them, general market and economic conditions and investor confidence. The value of a shareholder' s investment in the portfolio will go up and down (sometimes dramatically), which means that shareholders could lose money.

Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the portfolio's performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing smaller companies) . Moreover, since the portfolio holds large positions in a relatively small number of stocks, it can be volatile when the large-capitalization sector of the market is out of favor with investors. The portfolio may overweight certain market sectors, which may cause the portfolio's performance to be more sensitive to developments affecting those sectors.

Growth companies are expected to increase their earnings at a certain rate. When these expectations are not met, investors can punish the stocks inordinately --
even    if    earnings    showed    an    absolute    increase.

While many companies in which the portfolio invests are listed on a domestic exchange, they have foreign operations that pose special risks such as exposure to currency fluctuations and changing political climate.

Under adverse market conditions, the portfolio could invest some or all of its assets in money market securities. Although the portfolio would do this to avoid losses, it could have the effect of reducing the benefit from any upswing in the market. During such periods, the portfolio may not achieve its primary investment objective.

What the portfolio is -- and isn't

The portfolio is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goals, although as with all mutual funds, it cannot offer guaranteed results.

An investment in the portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. Shareholders could lose money in the portfolio, but shareholders also have the potential to make money.

                                                         Appreciation Portfolio
Page 3

APPRECIATION PORTFOLIO (CONTINUED)

PAST PERFORMANCE

The bar chart and table below show some of the risks of investing in the portfolio. The bar chart shows the changes in the performance of the portfolio's Initial shares from year to year. The table compares the average annual total return of the Initial shares to that of the S&P 500((reg.tm)), a widely recognized, unmanaged index of stock performance. Of course, past performance is no guarantee of future results. Since Service shares have less than one calendar year of performance, past performance information for that class is not included in this prospectus. Performance for each share class will vary due to differences in expenses.
--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)

                     3.04   33.52  25.56  28.05  30.22  11.46  -0.65
91     92     93     94     95     96     97     98     99     00

INITIAL SHARES

BEST QUARTER:                    Q4 '98                        +20.77%

WORST QUARTER:                   Q3 '98                        -10.69%
--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/00



                                                                                                                    Since
                                                                                                                   inception
                                                                  1 Year                   5 Years                 (4/5/93)
---------------------------------------------------------------------------------------------------------------------------------

INITIAL SHARES                                                     -0.65%                   18.31%                   17.15%

S&P 500                                                            -9.10%                   18.33%                    17.14%*

*    FOR COMPARATIVE PURPOSES,  THE VALUE OF THE INDEX ON 3/31/93 IS USED AS THE
     BEGINNING VALUE ON 4/5/93.


Additional costs

Performance information reflects the portfolio's expenses only and does not reflect the fees and charges imposed by participating insurance companies under their VA contracts or VLI policies. Because these fees and charges will reduce total return, VA contract holders and VLI policyholders should consider them when evaluating and comparing the portfolio's performance. VA contract holders and VLI policyholders should consult the prospectus for their contract or policy for more information.

EXPENSES

Investors using this portfolio to fund a VA contract or VLI policy will pay certain fees and expenses in connection with the portfolio, which are described in the table below. Annual portfolio operating expenses are paid out of portfolio assets, so their effect is included in the portfolio's share price. As with the performance information given previously, these figures do not reflect any fees or charges imposed by participating insurance companies under their VA
contracts    or    VLI    policies.
--------------------------------------------------------------------------------

Fee table

                                                    Initial  Service
                                                    shares           shares
--------------------------------------------------------------------------------

ANNUAL PORTFOLIO OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                         0.75%           0.75%

Rule 12b-1 fee                                           none           0.25%

Other expenses                                          0.03%           0.03%
--------------------------------------------------------------------------------

TOTAL                                                   0.78%           1.03%
--------------------------------------------------------------------------------


Expense example

                                           1 Year                3 Years              5 Years              10 Years
---------------------------------------------------------------------------------------------------------------------------------

INITIAL SHARES                             $80                  $249                  $433                 $966

SERVICE SHARES                             $105                 $328                  $569                 $1,259


This example shows what an investor could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether investors sold their shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to the investment advisers for managing the portfolio and assisting in all aspects of the portfolio's operations.

RULE 12B-1 FEE: the fee paid to the portfolio's distributor for distributing Service shares, for advertising and marketing related to Service shares, and for providing account service and maintenance for holders of Service shares. The distributor may pay all or part of this fee to participating insurance companies and the broker-dealer acting as principal underwriter for their variable insurance products. Because this fee is paid on an ongoing basis out of portfolio assets attributable to Service shares, over time it will increase the cost of an investment in Service shares and could cost investors more than paying other types of sales charges.

OTHER EXPENSES: fees paid by the portfolio for miscellaneous items such as transfer agency, custody, professional and registration fees. Other expenses for Service shares are based on other expenses for Initial shares for the past fiscal year.

                                                         Appreciation Portfolio

                                                             Balanced Portfolio

GOAL/APPROACH

The portfolio seeks to provide investment results that are greater than the total return performance of common stocks and bonds represented by a hybrid index, 60% of which is the Standard & Poor's 500 Composite Stock Price Index ("S&P 500") and 40% of which is the Lehman Brothers Intermediate Government/Corporate Bond Index ("Lehman Intermediate Index"). To pursue this goal, the portfolio invests in a diversified mix of stocks and investment grade bonds of both U.S. and foreign issuers. The portfolio's normal asset allocation is approximately 60% stocks and 40% bonds. However, the portfolio is permitted to invest up to 75%, and as little as 40%, of its assets in stocks and up to 60%, and as little as 25%, of its assets in bonds.

In allocating assets between stocks and bonds, the portfolio managers assess the relative return and risks of each asset class using a model which analyzes several factors, including interest-rate-adjusted price/earnings ratios, the valuation and volatility levels of stocks relative to bonds, and other economic factors, such as interest rates.

In selecting stocks, Dreyfus uses a valuation model to identify and rank stocks within an industry or sector, based on:

(pound) VALUE, or how a stock is priced relative to its perceived intrinsic worth

(pound) GROWTH, in this case the sustainability or growth of earnings

(pound) FINANCIAL PROFILE, which measures the financial health of the company

Next, Dreyfus uses fundamental analysis to select the most attractive of the top-ranked securities. Dreyfus then manages risk by diversifying across companies and industries and by maintaining risk characteristics, such as growth, size and yield, that are similar to those of the S&P 500.

In choosing bonds, the portfolio managers review economic, market and other factors, leading to valuations by sector, maturity and quality. The portfolio's bond component consists primarily of domestic and foreign bonds issued by corporations or governments and rated investment grade or considered to be of comparable quality by Dreyfus. The dollar-weighted average maturity of the bond component normally will not exceed 10 years.

What the portfolio is -- and isn't

The portfolio is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in the portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. Shareholders could lose money in the portfolio, but shareholders also have the potential to make money.

Concepts to understand

S&P 500((reg.tm)): a widely recognized, unmanaged index of 500 common stocks chosen to reflect the industries of the U.S. economy.

LEHMAN INTERMEDIATE INDEX: a recognized, unmanaged index of U.S. government and investment grade corporate bonds.

MAIN RISKS

The stock and bond markets can perform differently from each other at any given time (as well as over the long term), so the portfolio will be affected by its asset allocation. If the portfolio favors an asset class during a period when that class underperforms, performance may be hurt. The value of a shareholder's investment in the portfolio will go up and down (sometimes dramatically), which means that shareholders could lose money.

The portfolio is exposed to risks of both growth and value companies. Value stocks may never reach what the portfolio manager believes is their full market value either because the market fails to recognize the stock's intrinsic worth or the manager misgauged that worth. They also may decline in price, even though in theory they are already underpriced. While the portfolio's investments in value stocks may limit the overall downside risk of the portfolio over time, they may produce smaller gains than riskier stocks. Prices of growth stocks are based in part on future expectations, which means they can fall sharply if the prospects for a stock, industry or the economy in general are below the market's expectations, even if earnings do increase. Growth stocks also typically lack the dividend yield to cushion stock prices in market downturns. The portfolio may overweight certain market sectors, which may cause the portfolio' s performance to be more sensitive to developments affecting those sectors.

Prices of bonds tend to move inversely with changes in interest rates. Typically a rise in rates will adversely affect bond prices and, accordingly, the portfolio's share price. The longer the maturity and duration of the portfolio's bond component, the more the portfolio' s share price is likely to react to interest rates.

Failure of a bond issuer to make timely interest or principal payments, or a decline or a perception of a decline in the credit quality of a bond, can cause a bond's price to fall, potentially lowering the portfolio's share price.

The overall risk level of the bond component will depend on the market sectors in which it is invested and the current interest rate, liquidity and credit quality of such sectors unless there is no active trading market for specific types of securities, and can become more difficult to sell or issue. In such a market, the value of such securities and the portfolio's share price may fall dramatically.

In general, the risks of foreign stocks and bonds are greater than the risks of their U.S. counterparts because of less liquidity, changes in currency exchange rates, a lack of comprehensive company information and political and economic instability.

Under adverse market conditions, the portfolio could invest some or all of its assets in money market securities. Although the portfolio would do this to avoid losses, it could have the effect of reducing the benefit from any upswing in the market. During such periods, the portfolio may not achieve its investment objective.

Other potential risks

The portfolio, at times, may invest in derivatives, such as options and futures, and certain mortgage-related and asset-backed securities. While used primarily to hedge certain of the portfolio's investments and manage exposure to certain markets, such investments can increase the portfolio's volatility and lower its returns. Derivatives can be illiquid, and a small investment in certain derivatives can have a large impact on the portfolio's performance.

At times, the portfolio may also engage in short-term trading, which could produce higher transaction costs and taxable distributions, lowering the portfolio's after-tax performance.

The portfolio may buy securities on a forward commitment basis. This investment strategy may have leveraging effect on the portfolio, thus potentially increasing its overall volatility.

                                                             Balanced Portfolio
Page 7

BALANCED PORTFOLIO (CONTINUED)

PAST PERFORMANCE

The bar chart and table below show some of the risks of investing in the portfolio. The bar chart shows the changes in the performance of the portfolio's Initial shares from year to year. The table compares the average annual total return of the Initial shares to that of the S&P 500((reg.tm)), the Lehman Intermediate Index, and a hybrid index composed of 60% S&P 500((reg.tm)) and 40% Lehman Intermediate Index. Of course, past performance is no guarantee of future results. Since Service shares have less than one calendar year of performance, past performance information for that class is not included in this prospectus. Performance for each share class will vary due to differences in expenses.
--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)

                                                 22.34  8.13   -2.98
91     92     93     94     95     96     97     98     99     00

INITIAL SHARES

BEST QUARTER:                    Q4 '98                           +14.14%

WORST QUARTER:                   Q4 '00                            -3.43%
--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/00

                                                               Since inception
                                         1 Year                   (5/1/97)
--------------------------------------------------------------------------------

INITIAL SHARES                            -2.98%                     12.10%

S&P 500                                   -9.10%                     16.19%*

LEHMAN
INTERMEDIATE INDEX                        10.12%                      6.95%*

HYBRID INDEX                              -1.41%                     12.83%*

* FOR COMPARATIVE PURPOSES, THE VALUE OF EACH INDEX ON 4/30/97 IS USED AS THE BEGINNING VALUE ON 5/1/97.

Additional costs

Performance information reflects the portfolio's expenses only and does not reflect the fees and charges imposed by participating insurance companies under their VA contracts or VLI policies. Because these fees and charges will reduce total return, VA contract holders and VLI policyholders should consider them when evaluating and comparing the portfolio's performance. VA contract holders and VLI policyholders should consult the prospectus for their contract or policy for more information.


Page 8


EXPENSES

Investors using this portfolio to fund a VA contract or VLI policy will pay certain fees and expenses in connection with the portfolio, which are described in the table below. Annual portfolio operating expenses are paid out of portfolio assets, so their effect is included in the portfolio's share price. As with the performance information given previously, these figures do not reflect any fees or charges imposed by participating insurance companies under their VA contracts or VLI policies.
--------------------------------------------------------------------------------

Fee table

                                                    Initial          Service
                                                    shares           shares
--------------------------------------------------------------------------------

ANNUAL PORTFOLIO OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                         0.75%           0.75%

Rule 12b-1 fee                                           none           0.25%

Other expenses                                          0.10%           0.10%
--------------------------------------------------------------------------------

TOTAL ANNUAL PORTFOLIO
OPERATING EXPENSES                                      0.85%           1.10%

Fee waiver and/or
expense reimbursement                                      --         (0.10%)
--------------------------------------------------------------------------------

NET OPERATING EXPENSES*                                 0.85%           1.00%

* THE DREYFUS CORPORATION HAS UNDERTAKEN, UNTIL DECEMBER 31, 2001, TO WAIVE RECEIPT OF ITS FEES AND/OR ASSUME THE EXPENSES OF THE PORTFOLIO SO THAT THE EXPENSES OF NEITHER CLASS (EXCLUDING TAXES, BROKERAGE COMMISSIONS, EXTRAORDINARY EXPENSES, INTEREST EXPENSES AND COMMITMENT FEES ON BORROWINGS) EXCEED 1.00%.
--------------------------------------------------------------------------------


Expense example

                                           1 Year                3 Years              5 Years              10 Years
--------------------------------------------------------------------------------------------------------------------------------

INITIAL SHARES                             $87                  $271                  $471                 $1,049

SERVICE SHARES                             $102                 $340                  $597                 $1,331


This example shows what an investor could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether investors sold their shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only. The one-year numbers are based on net operating expenses. The longer-term numbers are based on total annual portfolio operating expenses.

Concepts to understand

MANAGEMENT FEE: the fee paid to the investment adviser for managing the portfolio and assisting in all aspects of the portfolio's operations.

RULE 12B-1 FEE: the fee paid to the portfolio's distributor for distributing Service shares, for advertising and marketing related to Service shares, and for providing account service and maintenance for holders of Service shares. The distributor may pay all or part of this fee to participating insurance companies and the broker-dealer acting as principal underwriter for their variable insurance products. Because this fee is paid on an ongoing basis out of portfolio assets attributable to Service shares, over time it will increase the cost of an investment in Service shares and could cost investors more than paying other types of sales charges.

OTHER EXPENSES: fees paid by the portfolio for miscellaneous items such as transfer agency, custody, professional and registration fees. Other expenses for Service shares are based on other expenses for Initial shares for the past fiscal year.

                                                             Balanced Portfolio
Page 9



                                                    Disciplined Stock Portfolio

GOAL/APPROACH

The portfolio seeks investment returns (consisting of capital appreciation and income) that are greater than the total return performance of stocks represented by the Standard & Poor's 500 Composite Stock Price Index. To pursue this goal, the portfolio invests in a blended portfolio of growth and value stocks chosen through a disciplined investment process. Consistency of returns and stability of the portfolio' s share price compared to the S&P 500((reg.tm)) are primary goals of the process.

Dreyfus uses a computer model to identify and rank stocks within an industry or sector, based on:

(pound) VALUE, or how a stock is priced relative to its perceived intrinsic worth

(pound) GROWTH, in this case the sustainability or growth of earnings

(pound) FINANCIAL PROFILE, which measures the financial health of the company

Next, Dreyfus uses fundamental analysis to select the most attractive of the top-ranked securities, drawing on information technology as well as Wall Street sources and company management. Then Dreyfus manages risk by diversifying across companies and industries, limiting the potential adverse impact from any one stock or industry. The portfolio is structured so that its sector weightings and risk characteristics, such as growth, size and yield, are similar to those of the S&P 500.

Concepts to understand

S&P 500((reg.tm)): a widely recognized, unmanaged index of 500 common stocks chosen to reflect the industries of the U.S. economy.

COMPUTER MODEL: a proprietary computer model that evaluates and ranks a universe of approximately 2,000 stocks, screening each stock for relative attractiveness within its economic sector and industry. To ensure that the model remains effective, Dreyfus reviews each of the screens on a regular basis, and maintains the flexibility to adapt the screening criteria to changes in market and economic conditions.

Page 10

MAIN RISKS

While stocks have historically been a leading choice of long-term investors, they do fluctuate in price depending on the performance of the companies that issued them, general market and economic conditions and investor confidence. The value of a shareholder' s investment in the portfolio will go up and down (sometimes dramatically) , which means that shareholders could lose money.

Although the portfolio seeks to manage risk by broadly diversifying among industries and by maintaining a risk profile very similar to the S&P 500, the portfolio is expected to hold fewer securities than the index. Owning fewer securities and the ability to purchase stocks of companies not listed in the index can cause the portfolio to underperform the index. The portfolio may overweight certain market sectors, which may cause the portfolio's performance to be more sensitive to developments affecting those sectors.

By investing in a mix of growth and value companies, the portfolio assumes the risks of both, and may achieve more modest gains than funds that use only one investment style. Because the stock prices of growth companies are based in part on future expectations, they may fall sharply if earnings expectations are not met or investors believe the prospects for a stock, industry or the economy in general are weak, even if earnings do increase. Growth stocks also typically lack the dividend yield that could cushion stock prices in market downturns. With value stocks, there is the risk that they may never reach what the manager believes is their full market value, either because the market fails to recognize the companies' intrinsic worth, or the portfolio manager misgauged that worth. They also may decline in price even though in theory they are already underpriced. While investments in value stocks may limit downside risk over time, they may produce smaller gains than riskier stocks.

Under adverse market conditions, the portfolio could invest some or all of its assets in money market securities. Although the portfolio would do this to avoid losses, it could have the effect of reducing the benefit from any upswing in the market. During such periods, the portfolio may not achieve its investment objective.

What the portfolio is -- and isn't

The portfolio is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in the portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. Shareholders could lose money in the portfolio, but shareholders also have the potential to make money.

Other potential risks

The portfolio, at times, may invest in derivatives, such as options and futures. While used primarily to hedge certain of the portfolio's investments and manage exposure to certain markets, such strategies can increase the portfolio's volatility and lower its returns. Derivatives can be illiquid, and a small investment in certain derivatives could have a potentially large impact on the portfolio's performance.

                                                    Disciplined Stock Portfolio
Page 11

DISCIPLINED STOCK PORTFOLIO (CONTINUED)

PAST PERFORMANCE

The bar chart and table below show some of the risks of investing in the portfolio. The bar chart shows the changes in the performance of the portfolio's Initial shares from year to year. The table compares the average annual total return of the Initial shares to that of the S&P 500((reg.tm)). Of course, past performance is no guarantee of future results. Since Service shares have less than one calendar year of performance, past performance information for that class is not included in this prospectus. Performance for each share class will vary due to differences in expenses.
--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)

                                          31.51  26.72  18.45  -9.14
91     92     93     94     95     96     97     98     99     00

INITIAL SHARES

BEST QUARTER:                    Q4 '98                           +22.71%

WORST QUARTER:                   Q3 '98                           -12.32%
--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/00

                                                                  Since

                                                                inception

                                     1 Year                     (5/1/96)
--------------------------------------------------------------------------------

INITIAL SHARES                        -9.14%                      17.60%

S&P 500                               -9.10%                      18.05%*

* FOR COMPARATIVE PURPOSES, THE VALUE OF THE INDEX ON 4/30/96 IS USED AS THE BEGINNING VALUE ON 5/1/96.

Additional costs

Performance information reflects the portfolio's expenses only and does not reflect the fees and charges imposed by participating insurance companies under their VA contracts or VLI policies. Because these fees and charges will reduce total return, VA contract holders and VLI policyholders should consider them when evaluating and comparing the portfolio's performance. VA contract holders and VLI policyholders should consult the prospectus for their contract or policy for more information.

EXPENSES

Investors using this portfolio to fund a VA contract or VLI policy will pay certain fees and expenses in connection with the portfolio, which are described in the table below. Annual portfolio operating expenses are paid out of portfolio assets, so their effect is included in the portfolio's share price. As with the performance information given previously, these figures do not reflect any fees or charges imposed by participating insurance companies under their VA
contracts    or    VLI    policies.
--------------------------------------------------------------------------------

Fee table

                                                    Initial          Service
                                                    shares           shares
--------------------------------------------------------------------------------

ANNUAL PORTFOLIO OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                         0.75%           0.75%

Rule 12b-1 fee                                           none           0.25%

Other expenses                                          0.06%           0.06%
--------------------------------------------------------------------------------

TOTAL ANNUAL PORTFOLIO
OPERATING EXPENSES                                      0.81%           1.06%

Fee waiver and/or
expense reimbursement                                      --          (0.06%)
--------------------------------------------------------------------------------

NET OPERATING EXPENSES*                                 0.81%           1.00%

* THE DREYFUS CORPORATION HAS UNDERTAKEN, UNTIL DECEMBER 31, 2001, TO WAIVE RECEIPT OF ITS FEES AND/OR ASSUME THE EXPENSES OF THE PORTFOLIO SO THAT THE EXPENSES OF NEITHER CLASS (EXCLUDING TAXES, BROKERAGE COMMISSIONS, EXTRAORDINARY EXPENSES, INTEREST EXPENSES AND COMMITMENT FEES ON BORROWINGS) EXCEED 1.00%.
--------------------------------------------------------------------------------

Expense example

                                           1 Year                3 Years              5 Years              10 Years
---------------------------------------------------------------------------------------------------------------------------------

INITIAL SHARES                             $83                  $259                  $450                 $1,002

SERVICE SHARES                             $102                 $331                  $579                 $1,289


This example shows what an investor could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether investors sold their shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only. The one-year numbers are based on net operating expenses. The longer-term numbers are based on total annual portfolio operating expenses.

Concepts to understand

MANAGEMENT FEE: the fee paid to the investment adviser for managing the portfolio and assisting in all aspects of the portfolio's operations.

RULE 12B-1 FEE: the fee paid to the portfolio's distributor for distributing Service shares, for advertising and marketing related to Service shares, and for providing account service and maintenance for holders of Service shares. The distributor may pay all or part of this fee to participating insurance companies and the broker-dealer acting as principal underwriter for their variable insurance products. Because this fee is paid on an ongoing basis out of portfolio assets attributable to Service shares, over time it will increase the cost of an investment in Service shares and could cost investors more than paying other types of sales charges.

OTHER EXPENSES: fees paid by the portfolio for miscellaneous items such as transfer agency, custody, professional and registration fees. Other expenses for Service shares are based on other expenses for Initial shares for the past fiscal year.

                                                    Disciplined Stock Portfolio

                                                    Growth and Income Portfolio

GOAL/APPROACH

The portfolio seeks long-term capital growth, current income and growth of income consistent with reasonable investment risk. To pursue this goal, it invests in stocks, bonds and money market instruments of domestic and foreign issuers. The port-folio's stock investments may include common stocks, preferred
stocks    and    convertible    securities.

The portfolio employs a "bottom-up" approach focusing primarily on low and moderately priced stocks with market capitalizations of $1 billion or more at the time of purchase. The portfolio manager uses fundamental analysis to create a broadly diversified, value-tilted portfolio typically with a weighted average P/E ratio less than that of the S&P 500, and a long-term projected earnings growth greater than that of the S&P 500. The manager also considers balance sheet and income statement items, such as return on equity and debt-to-capital ratios, as well as projected dividend growth rates. The portfolio looks for companies with strong positions in their industries that have the potential for something positive to happen, including above-average earnings growth or positive changes in company management or the industry.

The portfolio typically sells a security when it has met the price target established by the portfolio manager; the original reason for purchasing the stock or bond is no longer valid; the company shows deteriorating fundamentals; or another more attractive opportunity has been identified.

Concepts to understand

VALUE COMPANIES: companies that appear undervalued in terms of price relative to other financial measurements of the intrinsic worth or business prospects (such as price-to-earnings or price-to-book ratios). Because a stock can remain undervalued for years, value investors often look for factors that could trigger a rise in price, such as new products or markets; opportunities for greater market share; more effective management; positive changes in corporate structure or market perception.

"BOTTOM-UP" APPROACH: an investment style that focuses on selecting outstanding companies before looking at economic and industry trends.

MAIN RISKS

While stocks have historically been a leading choice of long-term investors, they do fluctuate in price depending on the performance of the companies that issued them, general market and economic conditions and investor confidence. The value of a shareholder' s investment in the portfolio will go up and down (sometimes dramatically), which means that shareholders could lose money.

Midsize companies carry additional risks because their earnings tend to be less predictable, their share prices more volatile and their securities less liquid than larger, more established companies.

The portfolio' s investments in value stocks are subject to the risk that they may never reach what the portfolio manager believes is their full market value either because the market fails to recognize the companies' intrinsic worth, or the portfolio manager misgauged that worth. They may also decline in price even though they are already underpriced. While the portfolio's investments in value stocks also may limit the overall downside risk of the portfolio over time, the portfolio may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk. The portfolio may overweight certain market sectors, which may cause the portfolio's performance to be more sensitive to developments affecting those sectors.

Prices of bonds tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect bond prices and, accordingly, the portfolio's share price.

Foreign securities involve special risks such as changes in currency exchange rates, a lack of comprehensive company information, political instability and potentially less liquidity.

Under adverse market conditions, the portfolio could invest up to all of its assets in money market securities. Although the portfolio would do this to avoid losses, it could have the effect of reducing the benefit from any upswing in the market. During such periods, the portfolio may not achieve its investment objective.

Other potential risks

The portfolio, at times, may invest in derivatives, such as options and futures. The portfolio also may invest in foreign currencies and engage in short-selling. While used primarily to hedge certain of the portfolio's investments and manage exposure to certain markets, such strategies can increase the portfolio's volatility and lower its returns. Derivatives can be illiquid, and a small investment in certain derivatives could have a potentially large impact on the portfolio's performance.

The portfolio is non-diversified, which means that a relatively high percentage of the portfolio's assets may be invested in the securities of a limited number of issuers. Therefore, the portfolio's performance may be more vulnerable to changes in the market value of a single issuer or group of issuers.

The portfolio can buy securities with borrowed money (a form of leverage), which could have the effect of magnifying the portfolio's gains and losses.

At times, the portfolio may engage in short-term trading, which could produce higher transaction costs.

What the portfolio is -- and isn't

The portfolio is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in the portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. Shareholders could lose money in the portfolio, but shareholders also have the potential to make money.

                                                    Growth and Income Portfolio
Page 15

GROWTH AND INCOME PORTFOLIO (CONTINUED)

PAST PERFORMANCE

The bar chart and table below show some of the risks of investing in the portfolio. The bar chart shows the changes in the performance of the portfolio's Initial shares from year to year. The table compares the average annual total return of the Initial shares over time to that of the S&P 500((reg.tm)), a widely recognized, unmanaged index of stock performance. Of course, past performance is no guarantee of future results. Since Service shares have less than one calendar year of performance, past performance information for that class is not included in this prospectus. Performance for each share class will vary due to differences in expenses.
--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)

                            61.89  20.75  16.21  11.81  16.88  -3.78
91     92     93     94     95     96     97     98     99     00

INITIAL SHARES

BEST QUARTER:                    Q4 '98                           +18.58%

WORST QUARTER:                   Q3 '98                           -11.45%
--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/00


                                                                                                                     Since
                                                                                                                   inception
                                                             1 Year                     5 Years                     (5/2/94)
---------------------------------------------------------------------------------------------------------------------------------

INITIAL SHARES                                                -3.78%                     12.03%                      16.83%

S&P 500                                                       -9.10%                     18.33%                      19.70%*

*    FOR COMPARATIVE PURPOSES,  THE VALUE OF THE INDEX ON 4/30/94 IS USED AS THE
     BEGINNING VALUE ON 5/2/94.


Additional costs

Performance information reflects the portfolio's expenses only and does not reflect the fees and charges imposed by participating insurance companies under their VA contracts or VLI policies. Because these fees and charges will reduce total return, VA contract holders and VLI policyholders should consider them when evaluating and comparing the portfolio's performance. VA contract holders and VLI policyholders should consult the prospectus for their contract or policy for more information.

EXPENSES

Investors using this portfolio to fund a VA contract or VLI policy will pay certain fees and expenses in connection with the portfolio, which are described in the table below. Annual portfolio operating expenses are paid out of portfolio assets, so their effect is included in the portfolio's share price. As with the performance information given previously, these figures do not reflect any fees or charges imposed by participating insurance companies under their VA
contracts    or    VLI    policies.
--------------------------------------------------------------------------------

Fee table

                                                       Initial         Service
                                                      shares           shares
--------------------------------------------------------------------------------

ANNUAL PORTFOLIO OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                         0.75%           0.75%

Rule 12b-1 fee                                           none           0.25%

Other expenses                                          0.03%           0.03%
--------------------------------------------------------------------------------

TOTAL ANNUAL PORTFOLIO
OPERATING EXPENSES                                      0.78%           1.03%

Fee waiver and/or
expense reimbursement                                      --          (0.03%)
--------------------------------------------------------------------------------

NET OPERATING EXPENSES*                                 0.78%           1.00%

* THE DREYFUS CORPORATION HAS UNDERTAKEN, UNTIL DECEMBER 31, 2001, TO WAIVE RECEIPT OF ITS FEES AND/OR ASSUME THE EXPENSES OF THE PORTFOLIO SO THAT THE EXPENSES OF NEITHER CLASS (EXCLUDING TAXES, BROKERAGE COMMISSIONS, EXTRAORDINARY EXPENSES, INTEREST EXPENSES AND COMMITMENT FEES ON BORROWINGS) EXCEED 1.00%.
--------------------------------------------------------------------------------


Expense example

                                           1 Year               3 Years              5 Years              10 Years
---------------------------------------------------------------------------------------------------------------------------------

INITIAL SHARES                             $80                  $249                  $433                 $966

SERVICE SHARES                             $102                 $325                  $566                 $1,257


This example shows what an investor could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether investors sold their shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only. The one-year numbers are based on the net operating expenses. The longer-term numbers are based on total annual portfolio operating expenses.

Concepts to understand

MANAGEMENT FEE: the fee paid to the investment adviser for managing the portfolio and assisting in all aspects of the portfolio's operations.

RULE 12B-1 FEE: the fee paid to the portfolio's distributor for distributing Service shares, for advertising and marketing related to Service shares, and for providing account service and maintenance for holders of Service shares. The distributor may pay all or part of this fee to participating insurance companies and the broker-dealer acting as principal underwriter for their variable insurance products. Because this fee is paid on an ongoing basis out of portfolio assets attributable to Service shares, over time it will increase the cost of an investment in Service shares and could cost investors more than paying other types of sales charges.

OTHER EXPENSES: fees paid by the portfolio for miscellaneous items such as transfer agency, custody, professional and registration fees. Other expenses for Service shares are based on other expenses for Initial shares for the past fiscal year.

                                                    Growth and Income Portfolio

                                                 International Equity Portfolio

GOAL/APPROACH

The portfolio seeks capital growth. To pursue this goal, the portfolio invests primarily in the stocks of foreign companies. The portfolio expects to invest primarily in the stocks of companies located in developed countries. Typically, the portfolio invests in at least 15 to 25 markets around the world, including emerging markets. The portfolio's stock investments may include common stocks,
preferred    stocks    and    convertible    securities.

In choosing stocks, the portfolio conducts a "bottom-up" approach, focusing on individual stock selection rather than on macroeconomic factors. There are no country allocation models or targets. The portfolio is particularly alert to companies whose revenue and earnings growth potential are considered by management to be faster than those of industry peers or the local market.

The portfolio typically sells a stock when its growth forecast is reduced, its valuation target is reached, or the portfolio manager decides to reduce the weighting in its market.

Concepts to understand

FOREIGN COMPANY: a company organized under the laws of a foreign country or for which the principal trading market is in a foreign country; or a company organized in the U.S. with a majority of its assets or business outside the U.S.

GROWTH COMPANY: a company of any capitalization whose earnings are expected to grow faster than the overall market. Often, growth stocks have relatively high price-to-earnings, price-to-book and price-to-sales ratios, and tend to be more volatile than value stocks.

MAIN RISKS

While stocks have historically been a leading choice of long-term investors, they do fluctuate in price depending on the performance of the companies that issued them, general market and economic conditions and investor confidence. The value of a shareholder' s investment in the portfolio will go up and down (sometimes dramatically), which means that shareholders could lose money.

The portfolio's performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, a lack of comprehensive company information, political instability and differing auditing and legal standards. Each of these risks could increase the portfolio's volatility. The portfolio may invest in companies located in emerging markets, which tend to be more volatile than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable
political    systems,    than    those    of    developed    countries.

Because the stock prices of growth companies are based in part on future expectations, these stocks may fall sharply if investors believe the prospects for a stock, industry or the economy in general are weak, even if earnings do increase. In addition, growth stocks typically lack the dividend yield that could cushion stock prices in market downturns. The portfolio may overweight certain market sectors, which may cause the portfolio's performance to be more sensitive to developments affecting those sectors.

Under adverse market conditions, the portfolio could invest some or all of its assets in the securities of U.S. issuers or money market securities. Although the portfolio would do this to avoid losses, it could have the effect of reducing the benefit from any upswing in the market. During such periods, the portfolio may not achieve its investment objective.

What the portfolio is -- and isn't

The portfolio is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in the portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. Shareholders could lose money in the portfolio, but shareholders also have the potential to make money.

Other potential risks

The portfolio, at times, may invest in derivatives, such as options and futures. The portfolio also may invest in foreign currencies. While used primarily to hedge certain of the portfolio's investments and manage its foreign currency exposure and exposure to certain markets, such strategies can increase the portfolio's volatility and lower its returns. Derivatives can be illiquid, and a small investment in certain derivatives could have a potentially large impact on the portfolio's performance.

The portfolio is non-diversified, which means that a relatively high percentage of the portfolio's assets may be invested in the securities of a limited number of issuers. Therefore, the portfolio's performance may be more vulnerable to changes in the market value of a single issuer or group of issuers.

At times, the portfolio may engage in short-term trading, which could produce higher transaction costs and taxable distributions, lowering the portfolio's after-tax performance.

                                                 International Equity Portfolio
Page 19

INTERNATIONAL EQUITY PORTFOLIO (CONTINUED)

PAST PERFORMANCE

The bar chart and table below show some of the risks of investing in the portfolio. The bar chart shows the changes in the performance of the portfolio's Initial shares from year to year. The table compares the average annual total return of the Initial shares to that of the Morgan Stanley Capital International Europe, Australasia, Far East (EAFE((reg.tm) )) Index, an unmanaged index composed of a representative sample of companies located in European and Pacific Basin countries and includes net dividends reinvested. Of course, past performance is no guarantee of future results. Since Service shares have less than one calendar year of performance, past performance information for that class is not included in this prospectus. Performance for each share class will vary due to differences in expenses.
--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)

                            7.39   11.61  9.61   4.49   59.76  -16.40
91     92     93     94     95     96     97     98     99     00

INITIAL SHARES

BEST QUARTER:                    Q4 '99                           +41.20%

WORST QUARTER:                   Q3 '98                           -20.29%
--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/00



                                                                                                                     Since
                                                                                                                   inception
                                                   1 Year                            5 Years                          (5/2/94)
---------------------------------------------------------------------------------------------------------------------------------

INITIAL SHARES                                     -16.40%                            11.29%                            9.18%

MSCI EAFE((reg.tm))
INDEX                                              -14.17%                             7.13%                            6.98%*

*    FOR COMPARATIVE PURPOSES,  THE VALUE OF THE INDEX ON 4/30/94 IS USED AS THE
     BEGINNING VALUE ON 5/2/94.


Additional costs

Performance information reflects the portfolio's expenses only and does not reflect the fees and charges imposed by participating insurance companies under their VA contracts or VLI policies. Because these fees and charges will reduce total return, VA contract holders and VLI policyholders should consider them when evaluating and comparing the portfolio's performance. VA contract holders and VLI policyholders should consult the prospectus for their contract or policy for more information.

EXPENSES

Investors using the portfolio to fund a VA contract or VLI policy will pay certain fees and expenses in connection with the portfolio, which are described in the table below. Annual portfolio operating expenses are paid out of portfolio assets, so their effect is included in the portfolio's share price. As with the performance information given previously, these figures do not reflect any fees or charges imposed by participating insurance companies under their VA
contracts    or    VLI    policies.
--------------------------------------------------------------------------------

Fee table

                                                    Initial          Service
                                                    shares           shares
--------------------------------------------------------------------------------

ANNUAL PORTFOLIO OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                         0.75%           0.75%

Rule 12b-1 fee                                           none           0.25%

Other expenses                                          0.24%           0.24%
--------------------------------------------------------------------------------

TOTAL                                                   0.99%           1.24%
--------------------------------------------------------------------------------


Expense example

                                           1 Year                3 Years              5 Years              10 Years
---------------------------------------------------------------------------------------------------------------------------------

INITIAL SHARES                             $101                 $315                  $547                 $1,213

SERVICE SHARES                             $126                 $393                  $681                 $1,500


This example shows what an investor could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether investors sold their shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to the investment adviser for managing the portfolio and assisting in all aspects of the portfolio's operations.

RULE 12B-1 FEE: the fee paid to the portfolio's distributor for distributing Service shares, for advertising and marketing related to Service shares, and for providing account service and maintenance for holders of Service shares. The distributor may pay all or part of this fee to participating insurance companies and the broker-dealer acting as principal underwriter for their variable insurance products. Because this fee is paid on an ongoing basis out of portfolio assets attributable to Service shares, over time it will increase the cost of an investment in Service shares and could cost investors more than paying other types of sales charges.

OTHER EXPENSES: fees paid by the portfolio for miscellaneous items such as transfer agency, custody, professional and registration fees. Other expenses for Service shares are based on other expenses for Initial shares for the past fiscal year.

                                                 International Equity Portfolio

                                                  International Value Portfolio

GOAL/APPROACH

The portfolio seeks long-term capital growth. To pursue this goal, the portfolio ordinarily invests most of its assets in equity securities of foreign issuers which Dreyfus considers to be "value" companies. To a limited extent, the portfolio may invest in debt securities of foreign issuers. Though not specifically limited, the portfolio ordinarily invests in companies in at least three foreign countries, and limits its investments in any single company to no more than 5% of its assets at the time of purchase.

The portfolio's investment approach is value oriented, research driven, and risk averse. In selecting stocks, the portfolio manager identifies potential investments through extensive quantitative and fundamental research. Emphasizing individual stock selection rather than economic and industry trends, the portfolio focuses on three key factors:

(pound) VALUE, or how a stock is valued relative to its intrinsic worth based on traditional value measures

(pound) BUSINESS HEALTH, or overall efficiency and profitability as measured by return on assets and return on equity

(pound) BUSINESS MOMENTUM, or the presence of a catalyst (such as corporate restructuring, change in management or spin-off) that potentially will trigger a price increase near term to midterm

The portfolio typically sells a stock when it is no longer considered a value company, appears less likely to benefit from the current market and economic environment, shows deteriorating fundamentals or declining momentum, or falls short of the portfolio manager's expectations.

Concepts to understand

VALUE COMPANIES: companies that appear underpriced according to certain financial measurements of their intrinsic worth or business prospects (such as price-to-earnings or price-to-book ratios). For international investing, "value" is determined relative to a company's home market. Because a stock can remain undervalued for years, value investors often look for factors that could trigger a rise in price.

MAIN RISKS

While stocks have historically been a leading choice of long-term investors, they do fluctuate in price depending on the performance of the companies that issued them, general market and economic conditions and investor confidence. The value of a shareholder' s investment in the portfolio will go up and down (sometimes dramatically), which means that shareholders could lose money.

The portfolio's performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, a lack of comprehensive company information, political instability and differing auditing and legal standards. Each of these risks could increase the portfolio's volatility. The portfolio may invest in companies located in emerging markets, which tend to be more volatile than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems, than those of developed countries.

Value stocks involve the risk that they may never reach what the portfolio manager believes is their full market value either because the market fails to recognize the stock' s intrinsic worth or the portfolio manager misgauged that worth. They also may decline in price, even though in theory they are already undervalued. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the portfolio's performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing growth stocks). The portfolio may overweight certain market sectors, which may cause the portfolio's performance to be more sensitive to developments affecting these sectors.

The portfolio may invest in companies of any size. Investments in small and midsize companies carry additional risks because their earnings tend to be less predictable (and some companies may be experiencing significant losses), their share prices more volatile and their securities less liquid than larger, more established companies.

Prices of bonds tend to move inversely with changes in interest rates. While a rise in rates may allow the portfolio to invest for higher yields, the most immediate effect is usually a drop in bond prices, and therefore in the portfolio' s share price as well. In addition, if an issuer fails to make timely interest or principal payments or there is a decline in the credit quality of a bond, or perception of a decline, the bond's value could fall, potentially lowering the portfolio's share price.

Under adverse market conditions, the portfolio could invest some or all of its assets in the securities of U.S. issuers or money market securities. Although the portfolio would do this to avoid losses, it could have the effect of reducing the benefit from any upswing in the market. During such periods, the portfolio may not achieve its investment objective.

What the portfolio is -- and isn't

The portfolio is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in the portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. Shareholders could lose money in the portfolio, but shareholders also have the potential to make money.

Other potential risks

The portfolio, at times, may invest in derivatives, such as options and futures. The portfolio also may invest in foreign currencies. While used primarily to hedge certain of the portfolio's investments and manage its foreign currency exposure and exposure to certain markets, such strategies can increase the portfolio's volatility and lower its returns. Derivatives can be illiquid, and a small investment in certain derivatives could have a potentially large impact on the portfolio's performance.

                                                  International Value Portfolio
Page 23

INTERNATIONAL VALUE PORTFOLIO (CONTINUED)

PAST PERFORMANCE

The bar chart and table below show some of the risks of investing in the portfolio. The bar chart shows the changes in the performance of the portfolio's Initial shares from year to year. The table compares the average annual total return of the Initial shares to that of the Morgan Stanley Capital International Europe, Australasia, Far East (EAFE((reg.tm) )) Index, an unmanaged index composed of a representative sample of companies located in European and Pacific Basin countries and includes net dividends reinvested. Of course, past performance is no guarantee of future results. Since Service shares have less than one calendar year of performance, past performance information for that class is not included in this prospectus. Performance for each share class will vary due to differences in expenses.
--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)

                                          8.71   8.74   27.82  -3.69
91     92     93     94     95     96     97     98     99     00

INITIAL SHARES

BEST QUARTER:                    Q4 '98                           +15.33%

WORST QUARTER:                   Q3 '98                           -16.49%
--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/00

                                                                     Since
                                                                   inception
                                           1 Year                    (5/1/96)
--------------------------------------------------------------------------------

INITIAL SHARES                             -3.69%                      9.15%

MSCI EAFE INDEX                            -14.17%                     6.35%*

* FOR COMPARATIVE PURPOSES, THE VALUE OF THE INDEX ON 4/30/96 IS USED AS THE BEGINNING VALUE ON 5/1/96.

Additional costs

Performance information reflects the portfolio's expenses only and does not reflect the fees and charges imposed by participating insurance companies under their VA contracts or VLI policies. Because these fees and charges will reduce total return, VA contract holders and VLI policyholders should consider them when evaluating and comparing the portfolio's performance. VA contract holders and VLI policyholders should consult the prospectus for their contract or policy for more information.

EXPENSES

Investors using this portfolio to fund a VA contract or VLI policy will pay certain fees and expenses in connection with the portfolio, which are described in the table below. Annual portfolio operating expenses are paid out of portfolio assets, so their effect is included in the portfolio's share price. As with the performance information given previously, these figures do not reflect any fees or charges imposed by participating insurance companies under their VA contracts or VLI policies.
--------------------------------------------------------------------------------

Fee table

                                                      Initial         Service
                                                      shares           shares
--------------------------------------------------------------------------------

ANNUAL PORTFOLIO OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                         1.00%           1.00%

Rule 12b-1 fee                                           none           0.25%

Other expenses                                          0.39%           0.39%
--------------------------------------------------------------------------------

TOTAL ANNUAL PORTFOLIO
OPERATING EXPENSES                                      1.39%           1.64%

Fee waiver and/or
expense reimbursement                                      --          (0.24%)
--------------------------------------------------------------------------------

NET OPERATING EXPENSES*                                 1.39%           1.40%

* THE DREYFUS CORPORATION HAS UNDERTAKEN, UNTIL DECEMBER 31, 2001, TO WAIVE RECEIPT OF ITS FEES AND/OR ASSUME THE EXPENSES OF THE PORTFOLIO SO THAT THE EXPENSES OF NEITHER CLASS (EXCLUDING TAXES, BROKERAGE COMMISSIONS, EXTRAORDINARY EXPENSES, INTEREST EXPENSES AND COMMITMENT FEES ON BORROWINGS) EXCEED 1.40%.
--------------------------------------------------------------------------------


Expense example

                                           1 Year               3 Years              5 Years              10 Years
---------------------------------------------------------------------------------------------------------------------------------

INITIAL SHARES                             $142                 $440                  $761                 $1,669

SERVICE SHARES                             $143                 $494                  $869                 $1,924



This example shows what an investor could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether investors sold their shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only. The one-year numbers are based on the net operating expenses. The longer-term numbers are based on total annual portfolio operating expenses.

Concepts to understand

MANAGEMENT FEE: the fee paid to the investment adviser for managing the portfolio and assisting in all aspects of the portfolio's operations.

RULE 12B-1 FEE: the fee paid to the portfolio's distributor for distributing Service shares, for advertising and marketing related to Service shares, and for providing account service and maintenance for holders of Service shares. The distributor may pay all or part of this fee to participating insurance companies and the broker-dealer acting as principal underwriter for their variable insurance products. Because this fee is paid on an ongoing basis out of portfolio assets attributable to Service shares, over time it will increase the cost of an investment in Service shares and could cost investors more than paying other types of sales charges.

OTHER EXPENSES: fees paid by the portfolio for miscellaneous items such as transfer agency, custody, professional and registration fees. Other expenses for Service shares are based on other expenses for Initial shares for the past fiscal year.

                                                  International Value Portfolio

                                             Limited Term High Income Portfolio

GOAL/APPROACH

The portfolio seeks to maximize total return, consisting of capital appreciation and current income. To pursue this goal, the portfolio normally invests in fixed-income securities rated, when purchased, below investment grade ("high yield" or "junk" bonds) or the unrated equivalent as determined by Dreyfus. The portfolio may invest in various types of fixed-income securities, including corporate bonds and notes, mortgage-related securities, asset-backed securities, zero coupon securities, convertible securities, preferred stock and other debt instruments of U.S. and foreign issuers.

In choosing securities, the portfolio manager seeks to capture the higher yields offered by junk bonds, while managing credit risk and the volatility caused by interest rate movements. The portfolio attempts to reduce interest rate risk by maintaining an average effective portfolio duration of 3.5 years or less and an average effective portfolio maturity of 4 years or less, although there is no limit on the maturity or duration of individual securities.

The portfolio's investment process is based on fundamental credit research and, at times, focusing on companies that are currently out-of-favor. The portfolio looks at a variety of factors when assessing a potential investment, including the company's financial strength, the state of the industry or sector it belongs to, the long-term fundamentals of that industry or sector, the company's management, and whether there is sufficient equity value in the company. The portfolio may also invest in investment grade bonds, typically when it takes a defensive investment position.

Concepts to understand

HIGH YIELD BONDS: those rated at the time of purchase BB or Ba and below by credit rating agencies such as S&P or Moody's, or the unrated equivalent as determined by Dreyfus. Because their issuers may be at an early stage of development or may have been unable to repay past debts, these bonds typically must offer higher yields than investment grade bonds to compensate investors for greater credit risk.

DURATION: an indication of an investment's "interest rate risk," or how sensitive a bond or mutual fund portfolio may be to changes in interest rates. Generally, the longer a portfolio's duration, the more it will react to interest rate fluctuations.

AVERAGE EFFECTIVE MATURITY: an average of the stated maturities of the bonds held by the portfolio, adjusted to reflect provisions that may cause a bond's principal to be repaid earlier than at maturity.

BOND RATING: a ranking of a bond's quality, based on its ability to pay interest and repay principal. Bonds are rated from a high of "AAA" or "Aaa" (highly unlikely to default) through a low of "D" (companies already in default).

MAIN RISKS

The   portfolio's  principal  risks  are  discussed  below.  The  value  of  a shareholder's investment in the portfolio will go up and down, which means that shareholders could lose money.

(pound) INTEREST RATE RISK. Prices of bonds tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect bond prices and, accordingly, the portfolio's share price. The longer the portfolio's maturity and effective duration, the more its share price is likely to react to interest rates.

(pound) CREDIT RISK. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a bond, can cause a bond's price to fall, potentially lowering the portfolio's share price. High yield ("junk") bonds involve greater credit risk, including the risk of default, than investment grade bonds and are considered speculative. The prices of high yield bonds can fall dramatically in response to bad news about the issuer or its industry, or the economy in general.

(pound) MARKET RISK. The portfolio's overall risk level will depend on the market sectors in which the portfolio is invested and the current interest rate, liquidity and credit quality of such sectors.

(pound) ILLIQUIDITY. When there is no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their face value. In such a market, the value of such securities and the portfolio's share price may fall dramatically.

(pound) PREPAYMENT  AND  EXTENSION  RISK. When interest rates fall, the
        principal  on  mortgage-backed   and  certain asset-backed securities
        may be prepaid. The loss of higher-yielding, underlying mortgages and the reinvestment of proceeds at lower interest rates can reduce the portfolio's potential price gain in response to falling interest rates, reduce the portfolio's yield, or cause the portfolio's share price to fall. When interest rates rise, the portfolio's effective maturity may lengthen due to a drop in mortgage prepayments. This would increase the portfolio's sensitivity to rising rates and its potential for price declines.

(pound) FOREIGN RISK. The prices and yields of foreign bonds can be affected by political and economic instability or changes in currency exchange rates. The bonds of issuers located in emerging markets can be more volatile and less liquid than those of issuers in more mature economies.

Under adverse market conditions, the portfolio could invest some or all of its assets in money market securities. Although the portfolio would do this to avoid losses, it could have the effect of reducing the benefit from any upswing in the market. During such periods, the portfolio may not achieve its investment objective.

Other potential risks

The portfolio, at times, may invest in derivatives, such as options, futures, mortgage-related securities and asset-backed securities. It may also sell short. Derivatives can be highly volatile and sensitive to changes in their underlying instrument. Some derivatives, such as stripped mortgage-backed securities, may move in the same direction as interest rates. A small investment in certain derivatives can have a potentially large impact on the portfolio's performance. The portfolio also may invest in foreign currencies, exposing the portfolio to the risk that the U.S. dollar may appreciate against foreign currencies or a foreign government may impose currency conversion or trading restrictions.

The portfolio may buy securities on a forward commitment basis and may enter into repurchase agreements. Those investment strategies may have a leveraging effect on the portfolio, thus potentially increasing its overall volatility.

The portfolio can buy securities with borrowed money (a form of leveraging), which could have the effect of magnifying the portfolio's gains or losses.

What the portfolio is -- and isn't

The portfolio is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in the portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. Shareholders could lose money in the portfolio, but shareholders also have the potential to make money.

                                             Limited Term High Income Portfolio
Page 27

LIMITED TERM HIGH INCOME PORTFOLIO (CONTINUED)

PAST PERFORMANCE

The bar chart and table below show some of the risks of investing in the portfolio. The bar chart shows the changes in the performance of the portfolio's Initial shares from year to year. The table compares the average annual total return of the Initial shares to that of the Merrill Lynch High Yield Master II
Index, an index of high yield bonds with at least $100 million par amount outstanding and at least one year to maturity, and to a Customized Limited Term High Yield Index*. Of course, past performance is no guarantee of future results. Since Service shares have less than one calendar year of performance, past performance information for that class is not included in this prospectus. Performance for each share class will vary due to differences in expenses.
--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)

                                                 0.29   -1.54  -8.27
91     92     93     94     95     96     97     98     99     00

INITIAL SHARES

BEST QUARTER:                    Q1 '98                            +3.90%

WORST QUARTER:                   Q3 '98                            -5.46%
--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/00

                                                                       Since
                                                                    inception
                                             1 Year                   (4/30/97)
--------------------------------------------------------------------------------

INITIAL SHARES                              -8.27%                   -0.19%

MERRILL LYNCH HIGH YIELD
MASTER II INDEX                             -5.12%                    2.88%

CUSTOMIZED LIMITED TERM
HIGH YIELD INDEX*                           -1.11%                    4.52%

* THIS INDEX IS COMPOSED OF FOUR SUB-INDEXES OF THE MERRILL LYNCH HIGH YIELD MASTER II INDEX. THESE SUB-INDEXES, BLENDED AND MARKET WEIGHTED, ARE (I) BB-RATED 1-3 YEARS, (II) B-RATED 1-3 YEARS, (III) BB-RATED 3-5 YEARS, AND
     (IV) B-RATED 3-5 YEARS. UNLIKE THE CUSTOMIZED LIMITED TERM HIGH YIELD INDEX, WHICH IS COMPOSED OF BONDS RATED NO LOWER THAN "B", THE PORTFOLIO CAN INVEST IN BONDS WITH LOWER CREDIT RATINGS THAN "B" AND AS LOW AS "D".

Additional costs

Performance information reflects the portfolio's expenses only and does not reflect the fees and charges imposed by participating insurance companies under their VA contracts or VLI policies. Because these fees and charges will reduce total return, VA contract holders and VLI policyholders should consider them when evaluating and comparing the portfolio's performance. VA contract holders and VLI policyholders should consult the prospectus for their contract or policy for more information.

EXPENSES

Investors using the portfolio to fund a VA contract or VLI policy will pay certain fees and expenses in connection with the portfolio, which are described in the table below. Annual portfolio operating expenses are paid out of portfolio assets, so their effect is included in the portfolio's share price. As with the performance information given previously, these figures do not reflect any fees or charges imposed by participating insurance companies under their VA contracts or VLI policies.
--------------------------------------------------------------------------------

Fee table

                                                        Initial        Service
                                                        shares         shares
--------------------------------------------------------------------------------

ANNUAL PORTFOLIO OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                         0.65%           0.65%

Rule 12b-1 fee                                           none           0.25%

Other expenses                                          0.34%           0.34%
--------------------------------------------------------------------------------

TOTAL ANNUAL PORTFOLIO
OPERATING EXPENSES                                      0.99%           1.24%

Fee waiver and/or
expense reimbursement                                      --          (0.11%)
--------------------------------------------------------------------------------

NET OPERATING EXPENSES*                                 0.99%           1.13%

* THE DREYFUS CORPORATION HAS UNDERTAKEN, UNTIL DECEMBER 31, 2001, TO WAIVE RECEIPT OF ITS FEES AND/OR ASSUME THE EXPENSES OF THE PORTFOLIO SO THAT THE EXPENSES OF NEITHER CLASS (EXCLUDING TAXES, BROKERAGE COMMISSIONS, EXTRAORDINARY EXPENSES, INTEREST EXPENSES AND COMMITMENT FEES ON BORROWINGS) EXCEED 0.90%. THE FEE TABLE HAS BEEN RESTATED TO REFLECT THIS UNDERTAKING.
--------------------------------------------------------------------------------


Expense example

                                           1 Year                3 Years              5 Years              10 Years
---------------------------------------------------------------------------------------------------------------------------------

INITIAL SHARES                             $101                 $315                  $547                 $1,213

SERVICE SHARES                             $115                 $383                  $670                 $1,490


This example shows what an investor could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether investors sold their shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only. The one-year numbers are based on the net operating expenses. The longer-term numbers are based on total annual portfolio
operating    expenses.

Concepts to understand

MANAGEMENT FEE: the fee paid to the investment adviser for managing the portfolio and assisting in all aspects of the portfolio's operations.

RULE 12B-1 FEE: the fee paid to the portfolio's distributor for distributing Service shares, for advertising and marketing related to Service shares, and for providing account service and maintenance for holders of Service shares. The distributor may pay all or part of this fee to participating insurance companies and the broker-dealer acting as principal underwriter for their variable insurance products. Because this fee is paid on an ongoing basis out of portfolio assets attributable to Service shares, over time it will increase the cost of an investment in Service shares and could cost investors more than paying other types of sales charges.

OTHER EXPENSES: fees paid by the portfolio for miscellaneous items such as transfer agency, custody, professional and registration fees. Other expenses for Service shares are based on other expenses for Initial shares for the past fiscal year.

                                             Limited Term High Income Portfolio

                                                         Money Market Portfolio

GOAL/APPROACH

The portfolio seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. As a money market fund, the portfolio is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price of $1.00.

The portfolio invests in a diversified portfolio of high quality, short-term debt securities, including the following:

(pound) securities issued or guaranteed by the U.S. government or its agencies or instrumentalities

(pound) certificates of deposit, time deposits, bankers' acceptances and other short-term securities issued by U.S. or foreign banks or their subsidiaries or branches

(pound) repurchase agreements

(pound) asset-backed securities

(pound) domestic and dollar-denominated foreign commercial paper, and other short-term corporate and bank obligations of U.S. and foreign issuers

(pound) obligations issued or guaranteed by one or more foreign governments or their agencies, including obligations of supranational entities

Normally, the portfolio invests at least 25% of its net assets in domestic or dollar-denominated foreign bank obligations.

Concepts to understand

MONEY MARKET FUND: a specific type of fund that seeks to maintain a $1.00 price per share. Money market funds are subject to strict federal requirements and must:

(pound) maintain an average dollar-weighted portfolio maturity of 90 days or less

(pound) buy individual securities that have remaining maturities of 13 months or less

(pound) invest only in high-quality dollar-denominated obligations

CREDIT RATING: a measure of the issuer's expected ability to make all required interest and principal payments in a timely manner. An issuer with the highest credit rating has a very strong degree of certainty (or safety) with respect to making all payments. An issuer with the second-highest credit rating has strong capacity to make all payments, but the degree of safety is somewhat less.

Generally, the portfolio is required to invest at least 95% of its assets in the securities of issuers with the highest credit rating or the unrated equivalent as determined by Dreyfus, with the remainder invested in securities with the second-highest credit rating.

REPURCHASE AGREEMENT: an agreement between a seller and the portfolio as buyer where the seller agrees to repurchase a security at an agreed upon time and price.

MAIN RISKS

An investment in the portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the portfolio. Additionally, the portfolio's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the portfolio has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the portfolio's income level and/or share price:

(pound) interest rates could rise sharply, causing the value of the portfolio's securities, and share price, to drop

(pound) any of the portfolio's holdings could have its credit rating downgraded or could default

(pound) the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking industry

(pound) the risks generally associated with dollar-denominated foreign investments, such as economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restrictions on the payment of principal and interest.

What the portfolio is -- and isn't

The portfolio is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in the portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. Shareholders could lose money in the portfolio, but shareholders also have the potential to make money.

                                                         Money Market Portfolio
Page 31

MONEY MARKET PORTFOLIO (CONTINUED)

PAST PERFORMANCE

The bar chart and table below show some of the risks of investing in the portfolio. The bar chart shows the changes in the portfolio's performance from year to year. The table shows average annual total return over time. Both tables assume the reinvestment of dividends and distributions. Of course, past
performance    is    no    guarantee    of    future    results.
--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)

5.99   4.15   3.29   4.37   5.66   5.10   5.19   5.12   4.78   5.98
91     92     93     94     95     96     97     98     99     00

BEST QUARTER:                    Q1 '91                            +1.57%

WORST QUARTER:                   Q2 '93                            +0.78%
--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/00

1 Year                            5 Years                        10 Years
--------------------------------------------------------------------------------

5.98%                              5.24%                           4.96%

For the portfolio's current yield, call toll-free: 1-800-645-6561.

Additional costs

Performance information reflects the portfolio's expenses only and does not reflect the fees and charges imposed by participating insurance companies under their VA contracts or VLI policies. Because these fees and charges will reduce total return, VA contract holders and VLI policyholders should consider them when evaluating and comparing the portfolio's performance. VA contract holders and VLI policyholders should consult the prospectus for their contract or policy for more information.


Page 32


EXPENSES

Investors using this portfolio to fund a VA contract or VLI policy will pay certain fees and expenses in connection with the portfolio, which are described in the table below. Annual portfolio operating expenses are paid out of portfolio assets, so their effect is included in the portfolio's share price. As with the performance information given previously, these figures do not reflect any fees or charges imposed by participating insurance companies under
their    VA    contracts    or    VLI    policies.
--------------------------------------------------------------------------------

Fee table

ANNUAL PORTFOLIO OPERATING EXPENSES

AS A % OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.50%

Other expenses                                                          0.10%
--------------------------------------------------------------------------------

TOTAL                                                                   0.60%
--------------------------------------------------------------------------------


Expense example

1 Year                               3 Years                              5 Years                              10 Years
---------------------------------------------------------------------------------------------------------------------------------

$61                                  $192                                 $335                                 $750


This example shows what an investor could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether investors sold their shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to the investment adviser for managing the portfolio and assisting in all aspects of the portfolio's operations.

OTHER EXPENSES: fees paid by the portfolio for miscellaneous items such as transfer agency, custody, professional and registration fees.

                                                         Money Market Portfolio

Page 22


                                                         Quality Bond Portfolio

GOAL/APPROACH

The portfolio seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity. To pursue this goal, the portfolio invests at least 80% of its net assets in fixed-income securities, including corporate bonds, mortgage-related securities, collateralized mortgage obligations (" CMOs" ), and asset-backed securities, that, when purchased, are rated A or better or are the unrated equivalent as determined by Dreyfus, and in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, including Treasury inflation-protection securities (TIPS).

The portfolio also may invest in:

(pound)  high grade commercial paper of U.S. issuers

(pound)  certificates of deposit, time deposits and bankers' acceptances

(pound) fixed-income securities rated lower than A (but not lower than B) or the unrated equivalent as determined by Dreyfus

(pound)  municipal obligations and zero coupon securities

The portfolio may invest up to 10% of net assets in foreign securities.

What the portfolio is -- and isn't

The portfolio is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in the portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. Shareholders could lose money in the portfolio, but shareholders also have the potential to make money.

Concepts to understand

MORTGAGE PASS-THROUGH SECURITIES: pools of residential or commercial mortgages whose cash flows are "passed through" to the holders of the securities via monthly payments of interest and principal.

CMO (COLLATERALIZED MORTGAGE OBLIGATION): a security that pools together mortgages and separates them into short-, medium-, and long-term positions (called tranches). Tranches pay different rates of interest depending on their maturity and cash flow predictability.

BOND RATING: a ranking of a bond's quality, based on its ability to pay interest and repay principal. Bonds are rated from a high of "AAA" or "Aaa" (highly unlikely to default) through a low of "D" (companies already in default).

Page 34

MAIN RISKS

The   portfolio'  s  principal  risks  are  discussed  below.  The  value  of  a shareholder' s investment in the portfolio will go up and down, which means that shareholders could lose money.

(pound) INTEREST RATE RISK. Prices of bonds tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect bond prices and, accordingly, the portfolio's share price.
         The longer the portfolio's maturity and duration, the more its share price is likely to react to interest rates.

(pound) CREDIT RISK. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a bond, can cause a bond's price to fall, potentially lowering the portfolio's share price. High yield ("junk") bonds involve greater credit risk, including the risk of default, than investment grade bonds and are considered speculative. The prices of high yield bonds can fall dramatically in response to bad news About the issuer or its industry, or the economy in general.

(pound) MARKET RISK. The portfolio' s overall risk level will depend on the market sectors in which the portfolio is invested and the current interest rate, liquidity and credit quality of such sectors.

(pound) ILLIQUIDITY. When there is no active trading market for specific types of securities, it can become more difficult to sell the securities at or near face value. In such a market, the value of such securities and the portfolio's share price may fall dramatically.

(pound) PREPAYMENT AND EXTENSION RISK. When interest rates fall, the principal on mortgage-backed and certain asset-backed securities may be prepaid. The loss of higher yielding underlying mortgages and the reinvestment of proceeds at lower interest rates can reduce the portfolio's potential price gain in response to falling interest rates, reduce the portfolio's yield, or cause the portfolio's share price to fall. When interest rates rise, the portfolio's maturity may lengthen because of a drop in mortgage prepayments. This would increase the portfolio's sensitivity to rising rates and its potential for price declines.

(pound) FOREIGN RISK. The prices and yields of foreign bonds can be affected by political and economic instability or changes in currency exchange rates. The bonds of issuers located in emerging markets can be more volatile and less liquid than those of issuers in more mature economies.

Under adverse market conditions, the portfolio could invest up to all of its assets in money market securities. Although the portfolio would do this to avoid losses, it could have the effect of reducing the benefit from any upswing in the market. During such periods, the portfolio may not achieve its investment objective.

Other potential risks

The portfolio may invest in derivative securities, such as CMOs, stripped mortgage-backed securities and asset-backed securities (which may cause taxable income). Derivatives can be highly volatile and sensitive to changes in their underlying instruments. Some derivatives, such as stripped mortgage-backed securities, may move in the same direction as interest rates. A small investment in certain derivatives can have a potentially large impact on the portfolio's performance.

Treasury inflation-protection securities (TIPS) generally pay lower rates than typical Treasury securities. In deflationary periods, principal and interest payments decrease, although the TIPS' principal will not drop below its face amount.

At times, the portfolio may engage in short-term trading, which could produce higher transaction costs.

The portfolio may buy securities on a forward commitment basis and may enter into reverse repurchase agreements. Those investment strategies may have a leveraging effect on the portfolio, thus potentially increasing its overall volatility.

                                                         Quality Bond Portfolio
Page 35

QUALITY BOND PORTFOLIO (CONTINUED)

PAST PERFORMANCE

The bar chart and table below show some of the risks of investing in the portfolio. The bar chart shows the changes in the performance of the portfolio's Initial shares from year to year. The table compares the average annual total return of the Initial shares to that of the Lehman Brothers Aggregate Bond
Index, an unmanaged index of corporate, U.S. government and agency debt instruments, and mortgage-backed and asset-backed securities. Of course past performance is no guarantee of future results. Since Service shares have less than one calendar year of performance, past performance information for that class is not included in this prospectus. Performance for each share class will vary due to differences in expenses.
--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)

14.12  12.08  15.33  -4.59  20.42  3.13   9.42   5.49   0.18   11.20
91     92     93     94     95     96     97     98     99     00

INITIAL SHARES

BEST QUARTER:                    Q3 '92                            +7.99%

WORST QUARTER:                   Q1 '94                            -4.57%
--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/00


                                                              1 Year                    5 Years                    10 Years
---------------------------------------------------------------------------------------------------------------------------------

INITIAL SHARES                                                 11.20%                    5.80%                       8.43%

LEHMAN BROTHERS
AGGREGATE BOND INDEX                                           11.63%                    6.46%                       7.96%


Additional costs

Performance information reflects the portfolio's expenses only and does not reflect the fees and charges imposed by participating insurance companies under their VA contracts or VLI policies. Because these fees and charges will reduce total return, VA contract holders and VLI policyholders should consider them when evaluating and comparing the portfolio's performance. VA contract holders and VLI policyholders should consult the prospectus for their contract or policy for more information.


Page 36


EXPENSES

Investors using this portfolio to fund a VA contract or VLI policy will pay certain fees and expenses in connection with the portfolio, which are described in the table below. Annual portfolio operating expenses are paid out of portfolio assets, so their effect is included in the portfolio's share price. As with the performance information given previously, these figures do not reflect any fees or charges imposed by participating insurance companies under their VA
contracts    or    VLI    policies.
--------------------------------------------------------------------------------

Fee table

                                                      Initial         Service
                                                      shares           shares
--------------------------------------------------------------------------------

ANNUAL PORTFOLIO OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                         0.65%           0.65%

Rule 12b-1 fee                                           none           0.25%

Other expenses                                          0.07%           0.07%
--------------------------------------------------------------------------------

TOTAL                                                   0.72%           0.97%
--------------------------------------------------------------------------------


Expense example

                                           1 Year               3 Years              5 Years              10 Years
---------------------------------------------------------------------------------------------------------------------------------

INITIAL SHARES                             $74                  $230                  $401                 $894

SERVICE SHARES                             $99                  $309                  $536                 $1,190


This example shows what an investor could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether investors sold their shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to the investment adviser for managing the portfolio and assisting in all aspects of the portfolio's operations.

RULE 12B-1 FEE: the fee paid to the portfolio's distributor for distributing Service shares, for advertising and marketing related to Service shares, and for providing account service and maintenance for holders of Service shares. The distributor may pay all or part of this fee to participating insurance companies and the broker-dealer acting as principal underwriter for their variable insurance products. Because this fee is paid on an ongoing basis out of portfolio assets attributable to Service shares, over time it will increase the cost of an investment in Service shares and could cost investors more than paying other types of sales charges.

OTHER EXPENSES: fees paid by the portfolio for miscellaneous items such as transfer agency, custody, professional and registration fees. Other expenses for Service shares are based on other expenses for Initial shares for the past fiscal year.

                                                         Quality Bond Portfolio
Page 37



                                                            Small Cap Portfolio

GOAL/APPROACH

The portfolio seeks to maximize capital appreciation. To pursue this goal, the portfolio primarily invests in small-cap companies with total market capitalizations of less than $2 billion at the time of purchase. The portfolio may continue to hold the securities of companies as their market capitalizations grow and, thus, at any given time, a substantial portion of the portfolio's holdings may have market capitalizations in excess of $2 billion. The investments may include common stocks, preferred stocks and convertible securities, including those issued in initial public offerings.

In choosing stocks, the portfolio uses a blended approach, investing in growth stocks, value stocks or stocks that exhibit characteristics of both. The portfolio seeks companies characterized by new or innovative products or services which should enhance prospects for growth of future earnings. The portfolio also invests based on economic or political changes and may invest in special situations, such as corporate restructurings, mergers or acquisitions.

The portfolio managers use a sector management approach, supervising a team of sector managers who each make buy and sell decisions within their respective
areas    of    expertise.

The portfolio typically sells a stock when the reasons for buying it no longer apply or when the company begins to show deteriorating fundamentals or poor relative performance, or when the stock is fully valued by the market

Concepts to understand

SMALL-CAP COMPANIES: new, often entrepreneurial companies. Small-cap companies tend to grow faster than large-cap companies, but frequently are more volatile, more vulnerable to major setbacks, and have a higher failure rate than larger companies.

INITIAL PUBLIC OFFERING (IPO): a company's first offering of stock to the public.

GROWTH COMPANIES: companies whose earnings are expected to grow faster than the overall market. Often, growth stocks have relatively high price-to-earnings, price-to-book and price-to-sales ratios, and tend to be more volatile than value stocks.

VALUE COMPANIES: companies that appear underpriced according to certain financial measurements (such as price-to-earnings or price-to-book ratios). Because a stock can remain undervalued for years, value investors often look for factors that could trigger a rise in price.

Page 38

MAIN RISKS

While stocks have historically been a leading choice of long-term investors, they do fluctuate in price depending on the performance of the companies that issued them, general market and economic conditions and investor confidence. The value of a shareholder' s investment in the portfolio will go up and down (sometimes dramatically), which means that shareholders could lose money.

Small companies carry additional risks because their earnings are less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies. The shares of smaller companies tend to trade less frequently than those of larger, more established companies, which can have an adverse effect on the pricing of these securities and on the portfolio's ability to sell these securities when the manager deems it appropriate. These companies may have limited product lines, markets or financial resources, or may depend on a limited management group. Some of the portfolio's investments will rise and fall based on investor perception rather than economics. Some investments are made in anticipation of future products and services whose delay or cancellation could cause the stock price to drop.

The portfolio may overweight certain market sectors, which may cause the portfolio's performance to be more sensitive to developments affecting those sectors.

By investing in a mix of growth and value companies, the portfolio assumes the risks of both and may achieve more modest gains than funds that use only one investment style. Growth companies may lack the dividend yield that can cushion stock prices in market downturns. These companies are expected to increase their earnings at a certain rate. If expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks typically lack the dividend yield that can cushion stock prices in market downturns.

Value stocks involve the risk that they may never reach what the manager believes is their full market value, either because the market fails to recognize the companies' intrinsic worth or the manager misgauged that worth. They also may decline in price, even though in theory they are already undervalued. Further, while the portfolio' s investments in value stocks may limit the overall downside risk of the portfolio over time, the portfolio may produce more modest gains than riskier small-company stock funds as a trade-off for this potentially lower risk.

Other potential risks

The portfolio may purchase securities of companies in initial public offerings ("IPOs"). The prices of securities purchased in IPOs can be very volatile. The effect of IPOs on the portfolio's performance depends on a variety of factors, including the number of IPOs the portfolio invests in, whether and to what extent a security purchased in an IPO appreciates in value, and the asset base of the portfolio. As a portfolio's asset base increases, IPOs often have a diminished effect on such portfolio's performance.

Under adverse market conditions, the portfolio could invest some or all of its assets in money market securities. Although the portfolio would do this to avoid losses, it could have the effect of reducing the benefit from any upswing in the market. During such periods, the portfolio may not achieve its investment objective.

What the portfolio is -- and isn't

The portfolio is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in the portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. Shareholders could lose money in the portfolio, but shareholders also have the potential to make money.

                                                            Small Cap Portfolio
Page 39

SMALL CAP PORTFOLIO (CONTINUED)

PAST PERFORMANCE

The bar chart and table below show some of the risks of investing in the portfolio. The bar chart shows the changes in the performance of the portfolio's Initial shares from year to year. The table compares the average annual total return of the Initial shares to that of the Russell 2000 Index, a widely recognized, unmanaged index of smaller capitalization common stocks. Of course, past performance is no guarantee of future results. Since Service shares have less than one calendar year of performance, past performance information for that class is not included in this prospectus. Performance for each share class will vary due to differences in expenses.
--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)

159.73 71.28  68.31  7.75   29.38  16.60  16.75  -3.44  23.15  13.31
91     92     93     94     95     96     97     98     99     00

INITIAL SHARES

BEST QUARTER:                    Q3 '91                           +32.09%

WORST QUARTER:                   Q3 '98                           -23.45%
--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/00



                                                        1 Year                          5 Years                    10 Years
---------------------------------------------------------------------------------------------------------------------------------

INITIAL SHARES                                            13.31%                        12.90%                        34.34%

RUSSELL 2000 INDEX                                        -3.02%                        10.31%                        15.53%


Additional costs

Performance information reflects the portfolio's expenses only and does not reflect the fees and charges imposed by participating insurance companies under their VA contracts or VLI policies. Because these fees and charges will reduce total return, VA contract holders and VLI policyholders should consider them when evaluating and comparing the portfolio's performance. VA contract holders and VLI policyholders should consult the prospectus for their contract or policy for more information.


Page 40


EXPENSES

Investors using this portfolio to fund a VA contract or VLI policy will pay certain fees and expenses in connection with the portfolio, which are described in the table below. Annual portfolio operating expenses are paid out of portfolio assets, so their effect is included in the portfolio's share price. As with the performance information given previously, these figures do not reflect any fees or charges imposed by participating insurance companies under their VA
contracts    or    VLI    policies.
--------------------------------------------------------------------------------

Fee table

                                                    Initial         Service
                                                    shares           shares
--------------------------------------------------------------------------------

ANNUAL PORTFOLIO OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                         0.75%           0.75%

Rule 12b-1 fee                                           none           0.25%

Other expenses                                          0.03%           0.03%
--------------------------------------------------------------------------------

TOTAL                                                   0.78%           1.03%
--------------------------------------------------------------------------------


Expense example

                                          1 Year                3 Years              5 Years              10 Years
---------------------------------------------------------------------------------------------------------------------------------

INITIAL SHARES                             $80                  $249                  $433                 $966

SERVICE SHARES                             $105                 $328                  $569                 $1,259


This example shows what an investor could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether investors sold their shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to the investment adviser for managing the portfolio and assisting in all aspects of the portfolio's operations.

RULE 12B-1 FEE: the fee paid to the portfolio's distributor for distributing Service shares, for advertising and marketing related to Service shares, and for providing account service and maintenance for holders of Service shares. The distributor may pay all or part of this fee to participating insurance companies and the broker-dealer acting as principal underwriter for their variable insurance products. Because this fee is paid on an ongoing basis out of portfolio assets attributable to Service shares, over time it will increase the cost of an investment in Service shares and could cost investors more than paying other types of sales charges.

OTHER EXPENSES: fees paid by the portfolio for miscellaneous items such as transfer agency, custody, professional and registration fees. Other expenses for Service shares are based on other expenses for Initial shares for the past fiscal year.

                                                            Small Cap Portfolio
Page 41


                                                  Small Company Stock Portfolio

GOAL/APPROACH

The portfolio seeks investment returns (consisting of capital appreciation and income) that are greater than the total return performance of stocks represented by the Russell 2500(tm) Stock Index ("Russell 2500"). To pursue this goal, the portfolio normally invests in a blended portfolio of growth and value stocks of small and midsize domestic companies, including those purchased in initial public offerings, whose market values generally range between $500 million and $5 billion at the time of purchase. However, since the portfolio can continue to hold its securities as their market capitalizations grow, a substantial portion of the portfolio' s holdings can have market capitalizations in excess of $5 billion at any given time. Stocks are chosen through a disciplined process combining computer modeling techniques, fundamental analysis and risk management. Consistency of returns and stability of the portfolio's share price compared to the Russell 2500 are primary goals of the investment process.

Dreyfus uses a computer model to identify and rank stocks within an industry or sector, based on:

(pound) VALUE, or how a stock is priced relative to its perceived intrinsic worth

(pound) GROWTH, in this case the sustainability or growth of earnings

(pound) FINANCIAL PROFILE, which measures the financial health of the company

Next, Dreyfus uses fundamental analysis to select the most attractive of the top-ranked securities, drawing on information technology as well as Wall Street sources and company management. Then Dreyfus manages risk by diversifying across companies and industries, limiting the potential adverse impact from any one stock or industry. The portfolio is structured so that its sector weightings and risk characteristics, such as growth, size and yield, are similar to those of the Russell 2500.

Concepts to understand

COMPUTER MODEL: a proprietary computer model that evaluates and ranks a universe of approximately 2,000 stocks, screening each stock for relative attractiveness within its economic sector and industry. To ensure that the model remains effective, Dreyfus reviews each of the screens on a regular basis, and maintains the flexibility to adapt the screening criteria to changes in market and economic conditions.

SMALL-CAP COMPANIES: new, often entrepreneurial companies. Small-cap companies tend to grow faster than large-cap companies, but frequently are more volatile, more vulnerable to major setbacks, and have a higher failure rate than larger companies.

MIDCAP COMPANIES: established companies that may not be well known. Midcap companies may lack the resources to weather economic shifts, though they can be faster to innovate than large companies.

GROWTH COMPANIES: companies whose earnings are expected to grow faster than the overall market. Often, growth stocks have relatively high price-to-earnings, price-to-book and price-to sales ratios, and tend to be more volatile than value stocks.

VALUE COMPANIES: companies that appear underpriced according to certain financial measurements of their intrinsic worth or business prospects (such as price-to-earnings or price-to-book ratios). Because a stock can remain undervalued for years, value investors often look for factors that could trigger a rise in price.

INITIAL PUBLIC OFFERING (IPO): a company's first offering of stock to the public.

What the portfolio is -- and isn't

The portfolio is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in the portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. Shareholders could lose money in the portfolio, but shareholders also have the potential to make money.

Page 42

MAIN RISKS

While stocks have historically been a leading choice of long-term investors, they do fluctuate in price depending on the performance of the companies that issued them, general market and economic conditions and investor confidence. The value of a shareholder' s investment in the portfolio will go up and down (sometimes dramatically) , which means that shareholders could lose money.

Small and midsize companies carry additional risks because their earnings are less predictable (and some companies may be experiencing significant losses) and their share prices more volatile than those of larger, more established companies. The shares of smaller companies tend to trade less frequently than those of larger, more established companies, which can have an adverse effect on the pricing of these securities and on the portfolio's ability to sell these securities when the manager deems it appropriate. These companies may have limited product lines, markets or financial resources, or may depend on a limited management group. Some of the portfolio's investments will rise and fall based on investor perception rather than economics. Some investments in small or midsize companies are made in anticipation of future products and services whose
delay    or    cancellation   could   cause   the   stock   price   to   drop.

Although the portfolio seeks to manage risk by broadly diversifying among industries and by maintaining a risk profile similar to the Russell 2500, the portfolio is expected to hold fewer securities than the index. Owning fewer securities and the ability to purchase companies not listed in the index can cause the portfolio to underperform the index. The portfolio may overweight certain market sectors, which may cause the portfolio's performance to be more sensitive to developments affecting those sectors.

By investing in a mix of growth and value companies, the portfolio assumes the risks of both and may achieve more modest gains than funds that use only one investment style. Growth companies may lack the dividend yield that can cushion stock prices in market downturns. These companies are expected to increase their earnings at a certain rate. If expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks typically lack the dividend yield that could cushion stock prices in market downturns. Value stocks involve the risk that they may never reach what the manager believes is their full market value, either because the market fails to recognize the companies' intrinsic worth, or the portfolio manager misgauged that worth. They also may decline in price even though in theory they are already undervalued. While investments in value stocks may limit downside risk over time, they may produce smaller gains than riskier stocks.

Under adverse market conditions, the portfolio could invest some or all of its assets in money market securities. Although the portfolio would do this to avoid losses, it could have the effect of reducing the benefit from any upswing in the market. During such periods, the portfolio may not achieve its investment objective.

Other potential risks

The portfolio may purchase securities of companies in initial public offerings
(IPOs). The prices of securities purchased in IPOs can be very volatile. The effect of IPOs on the portfolio's performance depends on a variety of factors, including the number of IPOs the portfolio invests in, whether and to what extent a security purchased in an IPO appreciates in value, and the asset base of the portfolio. As a portfolio's asset base increases, IPOs often have a diminished effect on such portfolio's performance.

The portfolio, at times, may invest in derivatives, such as options and futures contracts. While used primarily to hedge certain of the portfolio's investments and manage exposure to certain markets, such strategies can increase the portfolio's volatility and lower its returns. Derivatives can be illiquid, and a small investment in certain derivatives could have a potentially large impact on the portfolio's performance.

                                                  Small Company Stock Portfolio
Page 43

SMALL COMPANY STOCK PORTFOLIO (CONTINUED)

PAST PERFORMANCE

The bar chart and table below show some of the risks of investing in the portfolio. The bar chart shows the changes in the performance of the portfolio's Initial shares from year to year. The table compares the average annual total return of the Initial shares to that of the Russell 2500 Index, a widely recognized, unmanaged index of small-cap and mid-cap stock performance. Of course, past performance is no guarantee of future results. Since Service shares have less than one calendar year of performance, past performance information for that class is not included in this prospectus. Performance for each share class will vary due to differences in expenses.
--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)

                                          21.77  -5.97  10.60  8.53
91     92     93     94     95     96     97     98     99     00

INITIAL SHARES

BEST QUARTER:                    Q4 '98                           +16.44%

WORST QUARTER:                   Q3 '98                           -21.84%
--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/00

                                                                    Since
                                                                  inception
                                           1 Year                   (5/1/96)
--------------------------------------------------------------------------------

INITIAL SHARES                               8.53%                    8.98%

RUSSELL 2500                                 4.27%                   12.56%*

* FOR COMPARATIVE PURPOSES, THE VALUE OF THE INDEX ON 4/30/96 IS USED AS THE BEGINNING VALUE ON 5/1/96.

Additional costs

Performance information reflects the portfolio's expenses only and does not reflect the fees and charges imposed by participating insurance companies under their VA contracts or VLI policies. Because these fees and charges will reduce total return, VA contract holders and VLI policyholders should consider them when evaluating and comparing the portfolio's performance. VA contract holders and VLI policyholders should consult the prospectus for their contract or policy for more information.

EXPENSES

Investors using this portfolio to fund a VA contract or VLI policy will pay certain fees and expenses in connection with the portfolio, which are described in the table below. Annual portfolio operating expenses are paid out of portfolio assets, so their effect is included in the portfolio's share price. As with the performance information given previously, these figures do not reflect any fees or charges imposed by participating insurance companies under their VA
contracts    or    VLI    policies.
--------------------------------------------------------------------------------

Fee table

                                                       Initial         Service
                                                       shares           shares
--------------------------------------------------------------------------------

ANNUAL PORTFOLIO OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                         0.75%           0.75%

Rule 12b-1 fee                                           none           0.25%

Other expenses                                          0.18%           0.18%
--------------------------------------------------------------------------------

TOTAL                                                   0.93%           1.18%
--------------------------------------------------------------------------------


Expense example

                                           1 Year               3 Years              5 Years              10 Years
--------------------------------------------------------------------------------------------------------------------------------

INITIAL SHARES                             $95                  $296                  $515                 $1,143

SERVICE SHARES                             $120                 $375                  $649                 $1,432


This example shows what an investor could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether investors sold their shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to the investment adviser for managing the portfolio and assisting in all aspects of the portfolio's operations.

RULE 12B-1 FEE: the fee paid to the portfolio's distributor for distributing Service shares, for advertising and marketing related to Service shares, and for providing account service and maintenance for holders of Service shares. The distributor may pay all or part of this fee to participating insurance companies and the broker-dealer acting as principal underwriter for their variable insurance products. Because this fee is paid on an ongoing basis out of portfolio assets attributable to Service shares, over time it will increase the cost of an investment in Service shares and could cost investors more than paying other types of sales charges.

OTHER EXPENSES: fees paid by the portfolio for miscellaneous items such as transfer agency, custody, professional and registration fees. Other expenses for Service shares are based on other expenses for Initial shares for the past fiscal year.

                                                  Small Company Stock Portfolio

                                                        Special Value Portfolio

GOAL/APPROACH

The portfolio seeks to maximize total return, consisting of capital appreciation and current income. To pursue this goal, the portfolio invests primarily in stocks of value companies of any size. The portfolio's stock investments may include common stocks, preferred stocks and convertible securities of both U.S. and foreign issuers, including those purchased in initial public offerings. In choosing stocks, the portfolio manager looks for value companies that provide opportunities for capital growth. The manager then reviews these stocks for factors that could signal a rise in price, such as:

(pound)  new products or markets

(pound)  opportunities for greater market share

(pound)  more effective management

(pound)  positive changes in corporate structure or market perception

(pound)  potential for improved earnings

The portfolio typically sells a stock when it is no longer considered a value company, appears less likely to benefit from the current market and economic environment, shows deteriorating fundamentals or falls short of the manager's expectations.

The portfolio also may invest in bonds that offer opportunities for capital growth. These bonds may be investment grade or below investment grade in quality.

What the portfolio is -- and isn't

The portfolio is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in the portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. Shareholders could lose money in the portfolio, but shareholders also have the potential to make money.

Concepts to understand

VALUE COMPANIES: companies that appear underpriced according to certain financial measurements of their intrinsic worth or business prospects (such as price-to-earnings or price-to-book ratios). Because a stock can remain undervalued for years, value investors often look for factors that could trigger a rise in price.

INITIAL PUBLIC OFFERING (IPO): a company's first offering of stock to the public.

MAIN RISKS

While stocks have historically been a leading choice of long-term investors, they do fluctuate in price depending on the performance of the companies that issued them, general market and economic conditions and investor confidence. The value of a shareholder' s investment in the portfolio will go up and down (sometimes dramatically), which means that shareholders could lose money.

Value stocks involve the risk that they may never reach what the portfolio manager believes is their full market value, either because the market fails to recognize the companies' intrinsic worth or the portfolio manager misgauged that worth. They also may decline in price, even though in theory they are already undervalued. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the portfolio's performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing growth stocks).

The portfolio may overweight certain market sectors, which may cause the portfolio's performance to be more sensitive to developments affecting those sectors.

The portfolio may invest in companies of any size. Small and midsize companies carry additional risks because their earnings tend to be less predictable (and some companies may be experiencing significant losses) and their share prices more volatile than those of larger, more established companies. The shares of smaller companies tend to trade less frequently than those of larger, more established companies, which can have an adverse effect on the pricing of these securities and on the portfolio' s ability to sell these securities when the manager deems it appropriate. These companies may have limited product lines, markets or financial resources, or may depend on a limited management group. Some of the portfolio' s investments will rise and fall based on investor perception rather than economics. Some investments in small or midsize companies are made in anticipation of future products and services whose delay or cancellation could cause the stock price to drop. Foreign securities involve special risks such as changes in currency exchange rates, a lack of comprehensive company information, political instability, and potentially less liquidity.

Prices of bonds tend to move inversely with changes in interest rates. While a rise in rates may allow the portfolio to invest for higher yields, the most immediate effect is usually a drop in bond prices, and therefore in the portfolio' s share price as well. In addition, if an issuer fails to make timely interest or principal payments or there is a decline in the credit quality of a bond, or perception of a decline, the bond's value could fall, potentially lowering the portfolio's share price.

Under adverse market conditions, the portfolio could invest some or all of its assets in money market securities. Although the portfolio would do this to avoid losses, it could have the effect of reducing the benefit from any upswing in the market. During such periods, the portfolio may not achieve its investment objective.

Other potential risks

The portfolio may purchase securities of companies in initial public offerings ("IPOs"). The prices of securities purchased in IPOs can be very volatile. The effect of IPOs on the portfolio's performance depends on a variety of factors, including the number of IPOs the portfolio invests in, whether and to what extent a security purchased in an IPO appreciates in value, and the asset base of the portfolio. As a portfolio's asset base increases, IPOs often have a diminished effect on such portfolio's performance.

The portfolio, at times, may invest in derivatives, such as options and futures. The portfolio also may engage in short-selling. While used primarily to hedge certain of the portfolio's investments and manage exposure to certain markets, such strategies can increase the portfolio's volatility and lower its returns. Derivatives can be illiquid, and a small investment in certain derivatives could have a potentially large impact on the portfolio's performance. The portfolio also may invest in foreign currencies, exposing the portfolio to the risk that the U.S. dollar may appreciate against foreign currencies or a foreign government may impose currency conversion or trading restrictions.

At times, the portfolio may engage in short-term trading, which could produce higher transaction costs.

The portfolio can buy securities with borrowed money (a form of leverage), which could have the effect of magnifying the portfolio's gains or losses.

PAST PERFORMANCE

The bar chart and table below show some of the risks of investing in the portfolio. The bar chart shows the changes in the performance of the portfolio's Initial shares from year to year. The table compares the average annual total return of the Initial shares to that of the Russell 1000 Value Index, an unmanaged broad-based index that measures value stock performance. Of course, past performance is no guarantee of future results. Since Service shares have less than one calendar year of performance, past performance information for that class is not included in this prospectus. Performance for each share class
will    vary    due    to    differences    in    expenses.
--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)

10.60  1.07   28.69  -1.56  -0.26  -3.62  23.14  15.69  7.27   5.70
91     92     93     94     95     96     97     98     99     00

INITIAL SHARES

BEST QUARTER:                    Q4 '98                           +17.23%

WORST QUARTER:                   Q3 '99                           -10.11%
--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/00


                                                         1 Year                       5 Years                    10 Years
--------------------------------------------------------------------------------------------------------------------------------

INITIAL SHARES                                            5.70%                       9.26%                        8.20%

RUSSELL 1000
VALUE INDEX                                               7.01%                      16.91%                       17.37%


Additional costs

Performance information reflects the portfolio's expenses only and does not reflect the fees and charges imposed by participating insurance companies under their VA contracts or VLI policies. Because these fees and charges will reduce total return, VA contract holders and VLI policyholders should consider them when evaluating and comparing the portfolio's performance. VA contract holders and VLI policyholders should consult the prospectus for their contract or policy for more information.

EXPENSES

Investors using the portfolio to fund a VA contract or VLI policy will pay certain fees and expenses in connection with the portfolio, which are described in the table below. Annual portfolio operating expenses are paid out of portfolio assets, so their effect is included in the portfolio's share price. As with the performance information given previously, these figures do not reflect any fees or charges imposed by participating insurance companies under their VA contracts or VLI policies.
--------------------------------------------------------------------------------

Fee table

                                                      Initial         Service
                                                      shares           shares
-------------------------------------------------------------------------------

ANNUAL PORTFOLIO OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                         0.75%           0.75%

Rule 12b-1 fee                                           none           0.25%

Other expenses                                          0.12%           0.12%
--------------------------------------------------------------------------------

TOTAL ANNUAL PORTFOLIO
OPERATING EXPENSES                                      0.87%           1.12%

Fee waiver and/or
expense reimbursement                                      --          (0.12%)
--------------------------------------------------------------------------------

NET OPERATING EXPENSES*                                 0.87%           1.00%

* THE DREYFUS CORPORATION HAS UNDERTAKEN, UNTIL DECEMBER 31, 2001, TO WAIVE RECEIPT OF ITS FEES AND/OR ASSUME THE EXPENSES OF THE PORTFOLIO SO THAT THE EXPENSES OF NEITHER CLASS (EXCLUDING TAXES, BROKERAGE COMMISSIONS, EXTRAORDINARY EXPENSES, INTEREST EXPENSES AND COMMITMENT FEES ON BORROWINGS) EXCEED 1.00%.
--------------------------------------------------------------------------------


Expense example

                                           1 Year                3 Years              5 Years              10 Years
--------------------------------------------------------------------------------------------------------------------------------

INITIAL SHARES                             $89                  $278                  $482                 $1,073

SERVICE SHARES                             $102                 $344                  $605                 $1,352


This example shows what an investor could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether investors sold their shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only. The one-year numbers are based on the net operating expenses. The longer-term numbers are based on total annual portfolio operating expenses.

Concepts to understand

MANAGEMENT FEE: the fee paid to the investment adviser for managing the portfolio and assisting in all aspects of the portfolio's operations.

RULE 12B-1 FEE: the fee paid to the portfolio's distributor for distributing Service shares, for advertising and marketing related to Service shares, and for providing account service and maintenance for holders of Service shares. The distributor may pay all or part of this fee to participating insurance companies and the broker-dealer acting as principal underwriter for their variable insurance products. Because this fee is paid on an ongoing basis out of portfolio assets attributable to Service shares, over time it will increase the cost of an investment in Service shares and could cost investors more than paying other types of sales charges.

OTHER EXPENSES: fees paid by the portfolio for miscellaneous items such as transfer agency, custody, professional and registration fees. Other expenses for Service shares are based on other expenses for Initial shares for the past fiscal year.

                                                        Special Value Portfolio

MANAGEMENT

The investment adviser for the portfolios is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages one of the nation' s leading mutual fund complexes, with more than $158 billion in over 190 mutual fund portfolios. Dreyfus is the primary mutual fund business of Mellon Financial Corporation, a global financial services company with approximately $2.8 trillion of assets under management, administration or custody, including approximately $530 billion under management. Mellon provides wealth management, global investment services and a comprehensive array of banking services for individuals, businesses and institutions. Mellon is headquartered in Pittsburgh, Pennsylvania.

APPRECIATION PORTFOLIO -- During the past fiscal year, the portfolio paid an aggregate investment advisory fee at the annual rate of 0.75% of the portfolio's average daily net assets.

BALANCED PORTFOLIO -- During the past fiscal year, the portfolio paid Dreyfus an investment advisory fee at the annual rate of 0.75% of the portfolio's average daily net assets.

DISCIPLINED STOCK PORTFOLIO -- During the past fiscal year, the portfolio paid Dreyfus an investment advisory fee at the annual rate of 0.75% of the portfolio's average daily net assets.

GROWTH AND INCOME PORTFOLIO -- During the past fiscal year, the portfolio paid Dreyfus an investment advisory fee at the annual rate of 0.75% of the portfolio's average daily net assets.

INTERNATIONAL EQUITY PORTFOLIO -- During the past fiscal year, the portfolio paid Dreyfus an investment advisory fee at the annual rate of 0.75% of the portfolio's average daily net assets.

INTERNATIONAL VALUE PORTFOLIO -- During the past fiscal year, the portfolio paid Dreyfus an investment advisory fee at the annual rate of 1.00% of the portfolio's average daily net assets.

LIMITED TERM HIGH INCOME PORTFOLIO -- During the past fiscal year, the portfolio paid Dreyfus an investment advisory fee at the annual rate of 0.65% of the portfolio's average daily net assets.

MONEY MARKET PORTFOLIO -- During the past fiscal year, the portfolio paid Dreyfus an investment advisory fee at the annual rate of 0.50% of the portfolio's average daily net assets.

QUALITY  BOND  PORTFOLIO  --  During  the  past  fiscal year, the portfolio paid
Dreyfus an investment advisory fee at the annual rate of 0.65% of the portfolio's average daily net assets.

SMALL CAP PORTFOLIO -- During the past fiscal year, the portfolio paid Dreyfus an investment advisory fee at the annual rate of 0.75% of the portfolio's average daily net assets.

SMALL COMPANY STOCK PORTFOLIO -- During the past fiscal year, the portfolio paid Dreyfus an investment advisory fee at the annual rate of 0.75% of the portfolio's average daily net assets.

SPECIAL  VALUE  PORTFOLIO  --  During  the  past fiscal year, the portfolio paid
Dreyfus an investment advisory fee at the annual rate of 0.75% of the portfolio's average daily net assets.

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.

Portfolio managers

The primary portfolio managers of the portfolios are as follows:

APPRECIATION PORTFOLIO -- Fayez Sarofim, president and chairman of Fayez Sarofim & Co., has been the portfolio's primary portfolio manager since its inception in April 1993. Fayez Sarofim & Co., Two Houston Center, Suite 2907, Houston, Texas 77010, serves as the portfolio' s sub-investment adviser. Sarofim managed approximately $41.2 billion in discretionary separate accounts and provided investment advisory services for five other investment companies having aggregate assets of approximately $6 billion as of December 31, 2000.

BALANCED PORTFOLIO -- Ron Gala and Laurie Carroll. Mr. Gala has managed the equity portion of the portfolio since the portfolio's inception. Mr. Gala is a vice president and portfolio manager at Mellon Bank and a portfolio manager for Mellon Equity Associates, an affiliate of Dreyfus. Mr. Gala also is responsible for Mellon Equity Associates' asset allocation. Mr. Gala has been employed by Mellon Bank in various capacities since 1982. Ms. Carroll has managed the fixed-income portion of the portfolio since the portfolio's inception. Ms. Carroll is a vice president and portfolio manager at Mellon Bank. Ms. Carroll has been employed by Mellon Bank since 1986. Mr. Gala and Ms. Carroll have been employed by Dreyfus as portfolio managers since October 1994.

DISCIPLINED STOCK PORTFOLIO -- Bert Mullins. Mr. Mullins has managed the portfolio since its inception, and has been employed by Dreyfus since October 1994. In addition to being a portfolio manager with Dreyfus, Mr. Mullins also has been employed by Laurel Capital Advisors, an affiliate of Dreyfus, since October 1990. Mr. Mullins also is a vice president, senior security analyst and portfolio manager at Mellon, where he has been employed since 1966.

GROWTH AND INCOME PORTFOLIO -- Douglas D. Ramos, CFA. Mr. Ramos has been the portfolio' s primary portfolio manager and has been employed by Dreyfus since July 1997. For more than five years prior thereto, Mr. Ramos was employed by Loomis, Sayles & Company, L.P., most recently serving as a senior partner and investment counselor.

INTERNATIONAL EQUITY PORTFOLIO -- Douglas A. Loeffler. Mr. Loeffler has been the portfolio' s primary portfolio manager since he joined Dreyfus in February 1999. He is also employed by Founders Asset Management LLC, an affiliate of Dreyfus, since 1997 as a vice president of investments and from 1995 to 1997 as a senior international equities analyst. For seven years prior thereto, he served as an international equities analyst and a quantitative analyst for Scudder, Stevens & Clark.

INTERNATIONAL VALUE PORTFOLIO -- Sandor Cseh. Mr. Cseh has been the portfolio's primary portfolio manager since the portfolio's inception, and has been employed by Dreyfus since May 1996 and by The Boston Company Asset Management, Inc., an affiliate of Dreyfus or its predecessor, since October 1994. Prior to joining The Boston Company Asset Management, Inc., Mr. Cseh was president of Cseh
International & Associates Inc., and was a securities analyst with several banks.

LIMITED TERM HIGH INCOME PORTFOLIO -- The Dreyfus Taxable Fixed Income Team, which consists of sector specialists, collectively makes investment decisions for the fund. The team's specialists focus on, and monitor conditions in, the different sectors of the fixed income market. Once different factors have been analyzed, the sector specialists then decide on allocation weights for the portfolio and recommend securities for investment.

                                                                     Management
Page 51

MANAGEMENT (CONTINUED)

QUALITY BOND PORTFOLIO -- The Dreyfus Taxable Fixed Income Team, which consists of sector specialists, collectively makes investment decisions for the portfolio. The team' s specialists focus on, and monitor conditions in, the different sectors of the fixed income market. Once different factors have been analyzed, the sector specialists then decide on allocation weights for the portfolio and recommend securities for investment.

SMALL CAP PORTFOLIO -- Hilary R. Woods and Paul Kandel have been the portfolio's primary portfolio managers since October 1996. Ms. Woods joined Dreyfus in 1987 as senior sector manager for the capital goods industry. Mr. Kandel joined Dreyfus in 1994 as senior sector manager for the technology and telecommunications industries.

SMALL COMPANY STOCK PORTFOLIO -- Anthony Galise and James Wadsworth. Mr. Galise has been a portfolio manager of the portfolio since its inception. He has been a portfolio manager with Dreyfus since April 1996 and also is a portfolio manager at Laurel Capital Advisors, an affiliate of Dreyfus. Mr. Galise is a vice president and portfolio manager at Mellon. He joined Mellon in 1993 with over 20 years of equity investment experience. Mr. Wadsworth has managed the portfolio since its inception. In addition to being a portfolio manager with Dreyfus, Mr. Wadsworth has been employed by Laurel Capital Advisors, an affiliate of Dreyfus, since October 1990, serving as chief investment officer of Laurel Capital Advisors since June 1994. Mr. Wadsworth also is a first vice president of
Mellon,    where    he    has    been    employed    since    1977.

SPECIAL VALUE PORTFOLIO -- Timothy M. Ghriskey. Mr. Ghriskey has been the portfolio' s primary portfolio manager since January 1, 1997. Mr. Ghriskey has been employed by Dreyfus since July 1995. For more than five years prior thereto, he was vice president and associate managing partner of Loomis, Sayles & Company, L.P.

The fund, Dreyfus, Fayez Sarofim (with respect to Appreciation Portfolio only) and Dreyfus Service Corporation (the fund's distributor) each has adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the fund. The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code' s preclearance and disclosure procedures. Its primary purpose is to ensure that personal trading by Dreyfus or Sarofim employees does not disadvantage any Dreyfus-managed fund.

Page 52

FINANCIAL HIGHLIGHTS

The following tables describe the performance of each portfolio's Initial shares for the fiscal periods indicated. Certain information reflects financial results for a single portfolio share. "Total return" shows how much your investment in the portfolio would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures (other than those for the six-month period ended June 30, 2000) have been independently audited by Ernst & Young LLP, whose report, along with the portfolios' financial statements, is included in the annual report, which is available upon request. Keep in mind that fees and charges imposed by participating insurance companies, which are not reflected in the tables, would reduce the investment returns that
are    shown.



                                                                         INITIAL SHARES                          SERVICE SHARES
                                                                                                                  PERIOD ENDED
                                                                      YEAR ENDED DECEMBER 31,                      DECEMBER 31,

 APPRECIATION PORTFOLIO                                 2000        1999         1998       1997        1996          2000(1)
---------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)

 Net asset value, beginning of period                   39.87       36.11       27.91      21.98        17.71          38.91

 Investment operations:  Investment income -- net         .27(2)      .25(2)      .20        .22          .23             --

                         Net realized and unrealized
                         gain (loss) on investments      (.52)       3.88        8.21       5.95         4.30             --

 Total from investment operations                        (.25)       4.13        8.41       6.17         4.53             --

 Distributions:          Dividends from investment
                         income -- net                   (.26)       (.22)       (.20)      (.22)        (.23)            --

                         Dividends from net realized
                         gain on investments             (.45)       (.01)       (.01)       (.02)       (.03)            --

                         Dividends in excess of net
                         realized gain on investments      --        (.14)         --          --          --             --

 Total distributions                                     (.71)       (.37)       (.21)       (.24)       (.26)            --

 Net asset value, end of period                         38.91       39.87       36.11       27.91       21.98          38.91

 Total return (%)                                        (.65)      11.46       30.22       28.05       25.56             --
--------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of operating expenses to average net assets (%)    .78         .78         .80         .80         .84             --

 Ratio of interest expense and loan commitment fees
 to average net assets (%)                                .00(3)      .00(3)      .01          --          --             --

 Ratio of net investment income to average net assets (%) .67         .64         .84        1.08        1.46             --

 Portfolio turnover rate (%)                             6.15        3.87        1.34        1.69        2.47           6.15
---------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)              1,009,713   1,027,797     673,835     247,011     103,745              1

(1)  THE PORTFOLIO COMMENCED OFFERING SERVICE SHARES ON DECEMBER 31, 2000.

(2)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(3)  AMOUNT REPRESENTS LESS THAN .01%.



                                                           Financial Highlights
Page 53

FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                 INITIAL SHARES                 SERVICE SHARES
                                                                                                                  PERIOD ENDED
                                                                               YEAR ENDED DECEMBER 31,            DECEMBER 31,

 BALANCED PORTFOLIO                                            2000          1999          1998        1997(1)       2000(2)
---------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                           16.02        15.94         14.04        12.50          15.00

 Investment operations:  Investment income -- net                 .52(3)       .47(3)        .43          .25             --

                         Net realized and unrealized
                         gain (loss) on investments              (.97)         .80          2.67         2.06             --

 Total from investment operations                                (.45)        1.27          3.10         2.31             --

 Distributions:          Dividends from investment
                         income -- net                           (.48)        (.46)         (.43)        (.25)            --

                         Dividends from net realized
                         gain on investments                     (.09)        (.73)         (.77)        (.52)            --

 Total distributions                                             (.57)       (1.19)        (1.20)        (.77)            --

 Net asset value, end of period                                 15.00        16.02         15.94        14.04          15.00

 Total return (%)                                               (2.98)        8.13         22.34        18.48(4)          --
---------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                      .85          .86           .87          .67(4)          --

 Ratio of net investment income
 to average net assets (%)                                       3.35         2.94          2.98         1.91(4)          --

 Portfolio turnover rate (%)                                   111.66        98.61        111.75        45.78(4)      111.66
---------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                        105,569       90,130        59,841       41,144             --(5)

(1)  FROM MAY 1, 1997 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 1997.

(2)  THE PORTFOLIO COMMENCED OFFERING SERVICE SHARES ON DECEMBER 31, 2000.

(3)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(4)  NOT ANNUALIZED.

(5)  AMOUNT REPRESENTS LESS THAN $1,000.


Page 54


                                                                            INITIAL SHARES                      SERVICE SHARES
                                                                                                                 PERIOD ENDED
                                                                         YEAR ENDED DECEMBER 31,                  DECEMBER 31,

 DISCIPLINED STOCK PORTFOLIO                           2000        1999         1998       1997       1996(1)        2000(2)
--------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)

 Net asset value, beginning of period                   26.92       22.95       18.30       14.79       12.50          24.19

 Investment operations:  Investment income -- net         .06(3)      .11(3)      .08         .08         .07             --

                         Net realized and unrealized
                         gain (loss) on investments     (2.53)       4.12        4.80        4.53        2.29             --

 Total from investment operations                       (2.47)       4.23        4.88        4.61        2.36             --

 Distributions:          Dividends from investment
                         income -- net                   (.05)       (.10)       (.09)       (.08)       (.07)            --

                         Dividends from net realized
                         gain on investments             (.21)       (.16)       (.14)      (1.02)          --            --

 Total distributions                                     (.26)       (.26)       (.23)      (1.10)       (.07)            --

 Net asset value, end of period                         24.19       26.92       22.95       18.30       14.79          24.19

 Total return (%)                                       (9.14)      18.45       26.72       31.51       18.86(4,5)        --
---------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)              .81         .81         .88        1.02         .80(4)          --

 Ratio of net investment income
 to average net assets (%)                                .21         .45         .53         .68         .72(4)          --

 Decrease reflected in above expense ratios
 due to actions by Dreyfus and the
 sub-investment adviser (%)                                --          --          --          --         .16(4)          --

 Portfolio turnover rate (%)                            51.44       48.95       56.28       79.74       30.62(4)       51.44
---------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                222,920     214,296     140,897      53,317      17,722              1

(1)  FROM APRIL 30, 1996 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 1996.

(2)  THE PORTFOLIO COMMENCED OFFERING SERVICE SHARES ON DECEMBER 31, 2000.

(3)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(4)  NOT ANNUALIZED.

(5)  CALCULATED BASED ON NET ASSET VALUE ON THE CLOSE OF BUSINESS ON MAY 1, 1996
     (COMMENCEMENT OF INITIAL OFFERING) TO DECEMBER 31, 1996.


                                                           Financial Highlights
Page 55

FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                              INITIAL SHARES                     SERVICE SHARES
                                                                                                                  PERIOD ENDED
                                                                         YEAR ENDED DECEMBER 31,                   DECEMBER 31,

 GROWTH AND INCOME PORTFOLIO                            2000        1999         1998       1997        1996          2000(1)
---------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                   25.48       22.63        20.78        19.55       18.33          23.48

 Investment operations:  Investment income -- net         .14(2)      .16(2)       .21          .28         .36             --

                         Net realized and unrealized
                         gain (loss) on investments     (1.10)       3.64         2.23         2.79        3.43             --

 Total from investment operations                        (.96)       3.80         2.44         3.07        3.79             --

 Distributions:          Dividends from investment
                         income -- net                   (.15)       (.15)        (.20)        (.28)       (.35)            --

                         Dividends from net realized
                         gain on investments              (.89)       (.70)       (.39)      (1.56)      (2.22)             --

                         Dividends in excess of net
                         realized gain on investments       --        (.10)         --          --          --              --

 Total distributions                                     (1.04)       (.95)       (.59)      (1.84)      (2.57)             --

 Net asset value, end of period                          23.48       25.48       22.63       20.78       19.55           23.48

 Total return (%)                                        (3.78)      16.88       11.81       16.21       20.75              --
---------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)               .78         .79         .78         .80         .83              --

 Ratio of net investment income to average net assets (%)  .56         .67        1.00        1.37        1.96              --

 Portfolio turnover rate (%)                             60.90       96.26      126.18      180.73      237.44           60.90
---------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                 437,407     461,392     430,702     369,832     225,935              1

(1)  THE PORTFOLIO COMMENCED OFFERING SERVICE SHARES ON DECEMBER 31, 2000.

(2)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.


Page 56


                                                                           INITIAL SHARES                         SERVICE SHARES
                                                                                                                    PERIOD ENDED
                                                                      YEAR ENDED DECEMBER 31,                        DECEMBER 31,
 INTERNATIONAL EQUITY PORTFOLIO                          2000        1999         1998       1997        1996          2000(1)
--------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)

 Net asset value, beginning of period                   22.34       14.50         14.02       13.76       12.82          15.34

 Investment operations:  Investment income -- net         .07(2)      .06(2)        .15         .05         .10             --

                         Net realized and unrealized
                         gain (loss) on investments     (3.45)       8.58           .48        1.27        1.16             --

 Total from investment operations                       (3.38)       8.64           .63        1.32        1.26             --

 Distributions:          Dividends from investment
                         income -- net                   (.05)       (.06)         (.15)       (.07)       (.09)            --

                         Dividends from net realized
                         gain on investments            (2.66)       (.74)          .--        (.34)       (.39)           .--

                         Dividends in excess of net
                         realized gain on investments    (.91)         --           .--        (.65)       (.06)           .--

 Total distributions                                    (3.62)       (.80)         (.15)      (1.06)       (.54)            --

 Capital contribution from an affiliate of the adviser     --          --           .--         .--         .22            .--

 Net asset value, end of period                         15.34       22.34         14.50       14.02       13.76          15.34

 Total return (%)                                      (16.40)      59.76          4.49        9.61       11.61(3)          --
---------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)              .99        1.02           .99        1.06        1.28             --

 Ratio of net investment income to average net assets (%) .33         .38          1.04         .38         .92             --

 Portfolio turnover rate (%)                           192.42      261.64        204.50      165.75      181.13         192.42
---------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                 65,854      69,208        45,811      39,388      24,355              1

(1)  THE PORTFOLIO COMMENCED OFFERING SERVICE SHARES ON DECEMBER 31, 2000.

(2)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(3)  HAD THE  PORTFOLIO  NOT HAD A CAPITAL  CONTRIBUTION  BY AN AFFILIATE OF THE
     ADVISER  DURING THE PERIOD,  THE TOTAL  INVESTMENT  RETURN  WOULD HAVE BEEN
     9.89%.

                                                           Financial Highlights
Page 57

FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                             INITIAL SHARES                        SERVICE SHARES
                                                                                                                   PERIOD ENDED
                                                                           YEAR ENDED DECEMBER 31,                  DECEMBER 31,

 INTERNATIONAL VALUE PORTFOLIO                           2000        1999         1998       1997       1996(1)        2000(2)
--------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                   15.67       13.45       13.45       12.80       12.50          13.52

 Investment operations:  Investment income -- net         .11(3)      .13(3)      .14         .07         .08             --

                         Net realized and unrealized
                         gain (loss) on investments      (.74)       3.52        1.01        1.03         .34             --

 Total from investment operations                        (.63)       3.65        1.15        1.10         .42             --

 Distributions:          Dividends from investment
                         income -- net                   (.06)       (.13)       (.12)       (.07)       (.08)            --

                         Dividends from net realized
                         gain on investments            (1.40)      (1.30)      (1.03)       (.30)       (.04)            --

                         Dividends in excess of net
                         realized gain on investments    (.06)         --          --        (.08)         --             --

 Total distributions                                    (1.52)      (1.43)      (1.15)       (.45)       (.12)            --

 Net asset value, end of period                         13.52       15.67       13.45       13.45       12.80          13.52

 Total return (%)                                       (3.69)      27.82        8.74        8.71        3.41(4,5)        --
---------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)             1.39        1.35        1.29        1.42        1.01(4)          --

 Ratio of net investment income to average net
 assets (%)                                               .78         .90         .94         .74         .76(4)          --

 Decrease reflected in above expense ratios
 due to actions by Dreyfus (%)                             --          --          --          --         .34(4)          --

 Portfolio turnover rate (%)                            37.33       41.90       42.14       25.67       24.48(4)       37.33
---------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                 25,765      27,386      20,680      19,016       8,027              1

(1)  FROM APRIL 30, 1996 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 1996.

(2)  THE PORTFOLIO COMMENCED OFFERING SERVICE SHARES ON DECEMBER 31, 2000.

(3)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(4)  NOT ANNUALIZED.

(5)  CALCULATED BASED ON NET ASSET VALUE ON THE CLOSE OF BUSINESS ON MAY 1, 1996
     (COMMENCEMENT OF INITIAL OFFERING) TO DECEMBER 31, 1996.


Page 58

                                                                                    INITIAL SHARES                SERVICE SHARES
                                                                                                                    PERIOD ENDED
                                                                               YEAR ENDED DECEMBER 31,               DECEMBER 31,

 LIMITED TERM HIGH INCOME PORTFOLIO                             2000          1999          1998        1997(1)       2000(2)
---------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)

 Net asset value, beginning of period                          10.44        11.80         12.88        12.50           8.46

 Investment operations:  Investment income -- net               1.15         1.21          1.14          .78             --

                         Net realized and unrealized
                         gain (loss) on investments            (1.95)       (1.38)        (1.08)         .41             --

 Total from investment operations                               (.80)        (.17)          .06         1.19             --

 Distributions:          Dividends from investment
                         income -- net                         (1.17)       (1.19)        (1.14)        (.77)            --

                         Dividends from net realized
                         gain on investments                      --           --            --         (.04)            --

 Total distributions                                           (1.17)       (1.19)        (1.14)        (.81)            --

 Net asset value, end of period                                 8.47        10.44         11.80        12.88           8.46

 Total return (%)                                              (8.27)       (1.54)          .29        14.27(3)          --
---------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                     .76          .73           .77          .89(3)          --

 Ratio of interest expense to average net assets (%)             .23          .11           .32          .20(3)          --

 Ratio of net investment income
 to average net assets (%)                                     11.10        10.53         10.10        10.27(3)          --

 Decrease reflected in above expense ratios
 due to actions by Dreyfus (%)                                    --           --            --          .05(3)          --

 Portfolio turnover rate (%)                                   15.29        52.08         50.18        37.98(4)       15.29
---------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                        39,529       66,357        83,418       31,454              1

(1)  FROM APRIL 30, 1997 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 1997.

(2)  THE PORTFOLIO COMMENCED OFFERING SERVICE SHARES ON DECEMBER 31, 2000.

(3)  ANNUALIZED.

(4)  NOT ANNUALIZED.

                                                           Financial Highlights
Page 59

FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                             YEAR ENDED DECEMBER 31,

 MONEY MARKET PORTFOLIO                                                          2000       1999       1998      1997       1996
-----------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                                            1.00       1.00      1.00       1.00       1.00

 Investment operations:  Investment income -- net                                .058       .047      .050       .050       .050

 Distributions:          Dividends from investment
                         income -- net                                          (.058)     (.047)    (.050)     (.050)     (.050)

 Net asset value, end of period                                                  1.00       1.00      1.00       1.00       1.00

 Total return (%)                                                                5.98       4.78      5.12       5.19       5.10
--------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                      .60        .58       .56        .61        .62

 Ratio of net investment income to average net assets (%)                        5.87       4.69      5.01       5.08       4.96
--------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                        124,375    102,727    89,025     64,628     56,186



Page 60


                                                                           INITIAL SHARES                        SERVICE SHARES
                                                                                                                   PERIOD ENDED
                                                                           YEAR ENDED DECEMBER 31,                  DECEMBER 31,

 QUALITY BOND PORTFOLIO                                  2000        1999         1998       1997        1996          2000(1)
--------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)

 Net asset value, beginning of period                     10.89       11.50       11.73       11.50       11.81          11.39

 Investment operations:  Investment income -- net           .68         .62         .67         .73         .66             --

                         Net realized and unrealized
                         gain (loss) on investments         .50        (.61)       (.04)        .32        (.31)            --

 Total from investment operations                          1.18         .01         .63        1.05         .35             --

 Distributions:          Dividends from investment
                         income -- net                     (.68)       (.62)       (.68)       (.73)       (.66)            --

                         Dividends from net realized
                         gain on investments                 --          --        (.18)       (.09)        .--             --

 Total distributions                                       (.68)       (.62)       (.86)       (.82)       (.66)            --

 Net asset value, end of period                           11.39       10.89       11.50       11.73       11.50          11.39

 Total return (%)                                         11.20         .18        5.49        9.42        3.13             --
---------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of operating expenses to average net assets (%)      .72         .74         .73         .75         .79             --

 Ratio of interest expense to average net assets (%)         --          --         .--         .02         .--            .--

 Ratio of net investment income to average net assets (%)  6.12        5.66        5.74        6.27        5.86             --

 Portfolio turnover rate (%)                             917.75      521.51      244.95      374.76      258.36         917.75
---------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                  148,885     135,822     121,461      88,292      60,936              1

(1)  THE PORTFOLIO COMMENCED OFFERING SERVICE SHARES ON DECEMBER 31, 2000.

                                                           Financial Highlights

Page 61

FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                            INITIAL SHARES                        SERVICE SHARES
                                                                                                                    PERIOD ENDED
                                                                          YEAR ENDED DECEMBER 31,                   DECEMBER 31,

 SMALL CAP PORTFOLIO                                     2000        1999         1998       1997       1996(1)        2000(2)
--------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                  66.34       53.91        57.14       52.08       46.13          40.30

 Investment operations:  Investment income -- net        .17(2)      .04(2)       .04         .07         .10             --

                         Net realized and unrealized
                         gain (loss) on investments     7.16       12.43        (2.21)       8.49        7.53             --

 Total from investment operations                       7.33       12.47        (2.17)       8.56        7.63             --

 Distributions:          Dividends from investment
                         income -- net                  (.27)       (.04)        (.00)(3)    (.07)       (.10)            --

                         Dividends from net realized
                         gain on investments          (33.10)         --        (1.06)      (3.43)      (1.51)            --

                         Dividends in excess of net
                         realized gain on investments     --          --           --          --        (.07)            --

 Total distributions                                  (33.37)       (.04)       (1.06)      (3.50)      (1.68)            --

 Net asset value, end of period                        40.30       66.34        53.91       57.14       52.08          40.30

 Total return (%)                                      13.31       23.15        (3.44)      16.75       16.60             --
--------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)             .78         .78          .77         .78         .79             --

 Ratio of net investment income
 to average net assets (%)                               .24         .07          .07         .12         .24             --

 Portfolio turnover rate (%)                           64.99       40.60        75.04       79.00       89.10          64.99
---------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)               688,070   1,295,698    1,246,804   1,274,292     960,365              1

(1)  THE PORTFOLIO COMMENCED OFFERING SERVICE SHARES ON DECEMBER 31, 2000.

(2)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(3)  AMOUNT REPRESENTS LESS THAN $.01 PER SHARE.


Page 62


                                                                          INITIAL SHARES                          SERVICE SHARES
                                                                                                                    PERIOD ENDED
                                                                       YEAR ENDED DECEMBER 31,                       DECEMBER 31,

 SMALL COMPANY STOCK PORTFOLIO                           2000       1999         1998       1997       1996(1)        2000(2)
---------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)

 Net asset value, beginning of period                   16.69       15.09       16.13       13.52       12.50          18.08

 Investment operations:  Investment income -- net         .02(3)      .04(3)      .04         .05         .05             --

                         Net realized and unrealized
                         gain (loss) on investments      1.40        1.56        (.99)       2.89        1.03             --

 Total from investment operations                        1.42        1.60        (.95)       2.94        1.08             --

 Distributions:          Dividends from investment
                         income -- net                   (.03)         --        (.04)       (.04)       (.05)            --

                         Dividends from net realized
                         gain on investments               --          --        (.05)       (.29)       (.01)            --

 Total distributions                                      (.03)        --        (.09)       (.33)       (.06)            --

 Net asset value, end of period                          18.08      16.69       15.09       16.13       13.52          18.08

 Total return (%)                                         8.53      10.60       (5.97)      21.77        8.73(4,5)        --
--------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)               .93        .97         .98        1.12         .75(4)          --

 Ratio of net investment income to average net assets (%)  .09        .24         .26         .53         .39(4)          --

 Decrease reflected in above expense ratio
 due to actions by Dreyfus (%)                              --         --          --          --         .19(4)          --

 Portfolio turnover rate (%)                             84.47      47.01       45.09       34.48       35.68(4)       84.47
---------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                  35,956     32,530      34,857      28,154       8,148              1

(1)  FROM APRIL 30, 1996 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 1996.

(2)  THE PORTFOLIO COMMENCED OFFERING SERVICE SHARES ON DECEMBER 31, 2000.

(3)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(4)  NOT ANNUALIZED.

(5)  CALCULATED BASED ON NET ASSET VALUE ON THE CLOSE OF BUSINESS ON MAY 1, 1996
     (COMMENCEMENT OF INITIAL OFFERING) TO DECEMBER 31, 1996.

                                                           Financial Highlights
Page 63

FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                             INITIAL SHARES                      SERVICE SHARES
                                                                                                                   PERIOD ENDED
                                                                           YEAR ENDED DECEMBER 31                   DECEMBER 31,

 SPECIAL VALUE PORTFOLIO                               2000        1999         1998       1997        1996          2000(1)
---------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                   14.64       14.93       12.99       10.60       11.70          14.65

 Investment operations:  Investment income -- net         .12(2)      .11(2)      .10         .06         .63             --

                         Net realized and unrealized
                         gain (loss) on investments       .70         .95        1.94        2.40       (1.05)            --

 Total from investment operations                         .82        1.06        2.04        2.46        (.42)            --

 Distributions:          Dividends from
                         investment income -- net        (.14)       (.10)       (.10)       (.01)       (.56)            --

                         Dividends in excess of
                         investment income -- net          --          --          --        (.00)(3)    (.06)            --

                         Dividends from net realized
                         gain on investments             (.67)      (1.25)         --        (.06)         --             --

                         Paid-in capital                   --          --          --          --        (.06)            --

 Total distributions                                     (.81)      (1.35)       (.10)       (.07)       (.68)            --

 Net asset value, end of period                         14.65       14.64       14.93       12.99       10.60          14.65

 Total return (%)                                        5.70        7.27       15.69       23.14       (3.62)            --
---------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)              .87         .86         .83         .99         .93             --

 Ratio of dividends on securities sold short
 to average net assets (%)                                 --          --          --         .02          --             --

 Ratio of net investment income to average net assets (%) .81         .70         .67         .38        4.12             --

 Portfolio turnover rate (%)                           149.83      171.41      252.24      188.57      124.19         149.83
---------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                 50,671      57,099      63,264      52,981      21,101              1

(1)  THE PORTFOLIO COMMENCED OFFERING SERVICE SHARES ON DECEMBER 31, 2000.

(2)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(3)  AMOUNT REPRESENTS LESS THAN $.01 PER SHARE.


Page 64
                                                            Account Information

ACCOUNT POLICIES

Buying/Selling shares

PORTFOLIO SHARES MAY BE PURCHASED or sold (redeemed) by separate accounts of participating insurance companies. VA contract holders and VLI policyholders should consult the prospectus of the separate account of the participating insurance company for more information about buying or selling portfolio shares.

THE PRICE FOR PORTFOLIO SHARES is the net asset value per share (NAV) of the relevant class, which is generally calculated as of the close of trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) every day the exchange is open. Purchase and sale orders from separate accounts received in proper form by the participating insurance company on a given business day are priced at the NAV calculated on such day, provided that the orders are received by the portfolio in proper form on the next business day. The participating insurance company is responsible for properly transmitting purchase and sale orders.

WIRE PURCHASE PAYMENTS MAY BE MADE if the bank account of the participating insurance company is in a commercial bank that is a member of the Federal Reserve System or any other bank having a correspondent bank in New York City. Immediately available funds may be transmitted by wire to The Bank of New York (DDA#8900337605/DREYFUS VARIABLE INVESTMENT FUND: name of portfolio/ share class) , for purchase of portfolio shares. The wire must include the portfolio account number (for new accounts, a taxpayer identification number should be included instead), account registration and dealer number, if applicable, of the participating insurance company.

MONEY MARKET PORTFOLIO -- uses the amortized cost method of valuing its investments, which does not take into account unrealized gains or losses.

APPRECIATION, DISCIPLINED STOCK, INTERNATIONAL EQUITY, INTERNATIONAL VALUE, SMALL CAP and SMALL COMPANY STOCK PORTFOLIOS -- generally value investments based on market value, or where market quotations are not readily available, based on fair value as determined in good faith by the board of trustees. Foreign securities held by each of the INTERNATIONAL EQUITY and INTERNATIONAL VALUE portfolios may trade on days when the portfolio does not calculate its NAV and thus affect the portfolio's NAV on days when investors have no access to the portfolio.

BALANCED, GROWTH AND INCOME, LIMITED TERM HIGH INCOME, QUALITY BOND and SPECIAL VALUE PORTFOLIOS -- generally value investments based on market value, or where market quotations are not readily available, based on fair value as determined in good faith by the board of trustees or by one or more pricing services approved by the board.


Page 65

DISTRIBUTIONS AND TAXES

MONEY MARKET PORTFOLIO -- declares dividends from net investment income daily and pays dividends monthly.

QUALITY BOND PORTFOLIO -- declare and pay dividends from net investment income monthly.

BALANCED, GROWTH AND INCOME and LIMITED TERM HIGH INCOME PORTFOLIOS -- declare and pay dividends from net investment income quarterly.

APPRECIATION, DISCIPLINED STOCK, INTERNATIONAL EQUITY, INTERNATIONAL VALUE, SPECIAL VALUE, SMALL CAP and SMALL COMPANY STOCK PORTFOLIOS -- declare and pay dividends from net investment income annually.

EACH PORTFOLIO GENERALLY WILL DISTRIBUTE any net capital gains it has realized once a year.

EACH SHARE CLASS WILL GENERATE a different dividend because each has different expenses. Distributions will be reinvested in the relevant portfolio unless the participating insurance company instructs otherwise.

Since each portfolio' s shareholders are the participating insurance companies and their separate accounts, the tax treatment of dividends and distributions will depend on the tax status of the participating insurance company. Accordingly, no discussion is included as to the federal income tax consequences to VA contract holders and VLI policyholders. For this information, VA contract holders and VLI policyholders should consult the applicable prospectus of the separate account of the participating insurance company or their tax advisers.

Participating insurance companies should consult their tax advisers about federal, state and local tax consequences.

EXCHANGE PRIVILEGE

EACH PORTFOLIO OTHER THAN MONEY MARKET PORTFOLIO -- Shareholders can exchange shares of a class for shares of the same class of any other portfolio or fund managed by Dreyfus that is offered only to separate accounts established by insurance companies to fund VA contracts and VLI policies, or for shares of any such portfolio or fund for which only one share class is available, subject to the terms and conditions relating to exchanges of the applicable insurance company prospectus. Owners of VA contracts or VLI policies should refer to the applicable insurance company prospectus for more information on exchanging portfolio shares.

MONEY MARKET PORTFOLIO -- Shareholders of the Money Market Portfolio can exchange portfolio shares for shares of any other fund/portfolio managed by Dreyfus offered only to separate accounts established by insurance companies to fund VA contracts and VLI policies, subject to the terms and conditions relating to exchanges of the applicable insurance company prospectus. Owners of VA contracts or VLI policies should refer to the applicable insurance company prospectus for more information on exchanging portfolio shares.

Who the shareholders are

The participating insurance companies and their separate accounts are the shareholders of the portfolios. From time to time, a shareholder may own a substantial number of portfolio shares. The sale of a large number of shares could hurt the portfolio's NAV.


Page 66

NOTES

                                                           For More Information

Dreyfus Variable Investment Fund
-------------------------------------
SEC file number:  811-5125

More information on the portfolios is available free upon request, including the following:

Annual/Semiannual Report

Describes each portfolio's performance, lists portfolio holdings and contains a letter from the portfolio manager(s) discussing recent market conditions, economic trends and portfolio strategies that significantly affected the portfolio's performance during the last fiscal year.

Statement of Additional Information (SAI)

Provides more details about the portfolios and their policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

To obtain information:

BY TELEPHONE Call 1-800-554-4611 or 516-338-3300

BY MAIL Write to: The Dreyfus Family of Funds 144 Glenn Curtiss Boulevard Uniondale, NY 11556-0144 Attn: Institutional Servicing

ON THE INTERNET Text-only versions of certain fund documents can be viewed online or downloaded from: http://www.sec.gov

You can also obtain copies, after paying a duplicating fee, by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-942-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.

(c) 2001 Dreyfus Service Corporation